UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑23789
Touchstone ETF Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant’s telephone number, including area code: 800‑638‑8194
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Dividend Select ETF Touchstone Dividend Select ETF - DVND

Touchstone Dynamic International ETF Touchstone Dynamic International ETF - TDI

Touchstone International Equity ETF Touchstone International Equity ETF - TLCI

Touchstone Sands Capital Emerging Markets ex‑China Growth ETF Touchstone Sands Capital Emerging Markets ex‑China Growth ETF - TEMX

Touchstone Sands Capital US Select Growth ETF Touchstone Sands Capital US Select Growth ETF - TSEL

Touchstone Securitized Income ETF Touchstone Securitized Income ETF - TSEC

Touchstone Strategic Income ETF Touchstone Strategic Income ETF - SIO

Touchstone Ultra Short Income ETF Touchstone Ultra Short Income ETF - TUSI

Touchstone US Large Cap Focused ETF Touchstone US Large Cap Focused ETF - LCF

Touchstone Dividend Select ETF DVND | NYSE ARCA, INC. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Dividend Select ETF	$53	0.49%
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of 40‑55 equity securities of U.S. large‑cap companies that have historically paid dividends.
The Fund’s performance was 16.27% for the reporting period.
Equity markets advanced meaningfully over the trailing 12 months, supported by resilient economic growth, moderating inflation, and easing monetary policy. Ongoing enthusiasm surrounding artificial intelligence (AI) further fueled investor optimism, particularly within Information Technology (IT) and other growth-oriented sectors, driving the Russell 1000® Value Index to a double-digit gain over the period.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
IT Sector	Positive	An overweight allocation to the IT sector added to performance during the period as the sector outperformed the Russell 1000® Value Index.
Dividend Yield	Negative	Above average yielding stocks underperformance during the period detracted from performance.
Portfolio positioning over the past year remained largely consistent, with modest reductions in the IT sector and incremental increases in Consumer Staples and Financials sectors.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	16.27%	12.78%
Russell 3000® Index	17.15%	17.29%
Russell 1000® Value Index	15.91%	12.28%
1 The inception date of the Fund was August 2, 2022. The returns of the indexes listed above are based on the inception date of the Fund.

| 1

Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$37,775,486

Total number of portfolio holdings	56

Total advisory fees paid	$175,547

Portfolio turnover rate	17%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	22.3%

Financials	15.3%

Health Care	12.3%

Industrials	9.2%

Consumer Staples	9.1%

Consumer Discretionary	7.9%

Communication Services	6.1%

Energy	4.0%

Materials	4.0%

Utilities	3.0%

Real Estate	2.3%

Short-Term Investment Fund	4.6%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF‑ETFT‑AR‑DVND‑2512	| 2

Touchstone Dynamic International ETF TDI | THE NASDAQ STOCK MARKET LLC ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Dynamic International ETF	$79	0.65%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing at least 80% of its assets in equity securities of non‑US companies and may invest in companies domiciled in both developed and emerging markets. The sub‑adviser employs a quantitative investment process, the Dynamic Alpha Stock Selection Model®, to build equity portfolios that adapt to market conditions.
The Fund’s performance was 42.43% for the reporting period.
Global equities as measured by the MSCI All Country World ex USA Index advanced 32.39% in 2025. All regions across the developed world and the emerging markets rallied notably for the year. The North American region led the way due to strong performance in Canada, as the rally in gold helped the Materials sector and gold miners within the country. Artificial Intelligence (AI)-driven momentum sparked remarkable rallies in South Korea and Taiwan, where semiconductor and memory chip leaders posted some of the year’s most impressive returns.
After pausing amid tariff uncertainty, the Federal Reserve resumed easing in the second half with three 25 basis point cuts, while most global central banks also eased, Japan being the key exception. Continued global easing has supported cyclically exposed value portions of the market, with Materials and Utilities leading within the MSCI All Country World ex USA Index.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Analyst Insight	Positive	Securities with positive revisions by the sell-side analyst community rallied during the year.
Volatility	Positive	Higher volatility assets were rewarded during the year, particularly after the risk of tariff uncertainty subsided in April, 2025.
Cash Flow Value	Positive	The Fund benefitted from its overweight to companies with favorable Cash Flow Value characteristics, as the value portion of the markets was rewarded outside of the U.S.
Market Cap	Negative	The Fund’s smaller market cap exposure detracted from performance as larger companies were favored by investors over the year.
Over the past year, the Fund decreased its weight to the Financial sector due to its weaker earnings quality.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

| 1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
NAV	42.43%	9.43%	8.61%
MSCI All Country World Ex USA Index	32.39%	7.91%	8.41%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$74,857,607

Total number of portfolio holdings	112

Total advisory fees paid	$331,359

Portfolio turnover rate	67%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	25.2%

Industrials	17.5%

Information Technology	15.0%

Materials	11.3%

Health Care	10.5%

Communication Services	7.4%

Consumer Discretionary	7.1%

Consumer Staples	1.2%

Utilities	1.2%

Energy	1.0%

Short-Term Investment Fund	2.7%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.9%

Canada	10.1%

China	8.6%

Italy	7.2%

Taiwan	6.1%

South Korea	5.5%

United Kingdom	4.6%

Spain	4.2%

Switzerland	3.9%

Germany	3.2%

India	3.2%

Other Countries	24.9%

Short-Term Investment Fund	2.7%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF-ETFT-AR-TDI-2512	| 2

Touchstone International Equity ETF TLCI | NYSE ARCA, INC. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone International Equity ETF (“Fund”) for the period March 3, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone International Equity ETF	$31[1]	0.37%
1 Based on operations for the period March 3, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by investing primarily in large capitalization, non‑U.S. companies.
The Fund’s performance was 4.98% for the reporting period.
Since inception through the end of the year, international markets as measured by the MSCI EAFE Index posted returns of 22.30% driven by a risk‑on environment favoring lower quality stocks. The impact of the U.S. administration policies on trade and drug pricing proved to be less impactful than feared helping spur the rally. Momentum, Volatility, Value and Yield factors had the most positive impact on MSCI EAFE Index returns while the Quality factors were the biggest headwind. Quality and downside protection were significant headwinds in a market favoring lower quality, beta and volatility.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Style Factors	Negative
Momentum, Volatility, Value and Yield factors had the most positive impact on the MSCI EAFE Index returns, while Quality factors presented the biggest headwinds. The Fund was overweighted to Quality factors while underweighted to Momentum, Volatility and Value factors that are more prevalent in the MSCI EAFE Index.

Financials stocks	Negative
The Fund’s Financials sector stocks underperformed the MSCI EAFE Index Financials sector stocks. Some of the companies underperformed for idiosyncratic reasons but in general we saw quality stocks lag across most sectors.

Industrials stocks	Negative	The Fund’s Industrials sector stocks underperformed the MSCI EAFE Index Industrials’ sector stocks.
Financials sector	Negative	One of the best performing sectors for the MSCI EAFE Index was Financials. The Fund’s underweight in Financials detracted from relative performance.
Industrials sector	Positive	The Fund’s overweight in Industrials contributed to relative performance as the sector outperformed the broader index during the period.
Since inception through year‑end, the Fund established new positions in InterContinental Hotel Group plc and AENA S.M.E. S.A., added to positions in Taiwan Semiconductor Manufacturing Company Ltd., ASML Holding N.V., ICON plc, Universal Music Group N.V., Unilever plc and The Magnum Ice Cream Company, and exited British American Tobacco, Seven & i Holdings Co. Ltd., Aercap Holdings N.V., NVIDIA Corp., and NXP Semiconductors N.V.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

| 1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	Since Inception[1]
NAV	4.98%
MSCI All Country World Ex USA Index	25.52%
MSCI EAFE Index	22.30%
1 The inception date of the Fund was February 28, 2025. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$103,049,924

Total number of portfolio holdings	32

Total advisory fees paid	$147,181

Portfolio turnover rate	13%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Industrials	24.1%

Consumer Staples	13.5%

Information Technology	12.8%

Financials	10.8%

Consumer Discretionary	10.8%

Health Care	10.3%

Materials	9.1%

Communication Services	7.7%

Short-Term Investment Fund	0.6%

Other Assets/Liabilities (Net)	0.3%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

United Kingdom	24.0%

United States	17.2%

Switzerland	11.7%

Netherlands	9.7%

Germany	8.6%

France	6.4%

Japan	4.5%

Taiwan	4.1%

Spain	3.2%

Other Countries	9.7%

Short-Term Investment Fund	0.6%

Other Assets/Liabilities (Net)	0.3%

Total	100.0%

| 2

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF-ETFT-AR-TLCI-2512	| 3

Touchstone Sands Capital Emerging Markets ex‑China Growth ETF TEMX | CBOE BZX EXCHANGE, INC. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets ex‑China Growth ETF (“Fund”) for the period February 24, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment		Costs paid as a percentage of a $10,000 investment
Touchstone Sands Capital Emerging Markets ex‑China Growth ETF	$74	[1]	0.79%
1 Based on operations for the period February 24, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests primarily in equity and equity-related securities issued by companies in emerging or frontier market countries, excluding China and Hong Kong, that the Fund’s sub‑adviser, Sands Capital Management, LLC believes have above-average potential for revenue or earnings growth.
The Fund’s performance was 19.85% for the reporting period.
2025 was the strongest year for emerging markets equities since 2017, both in absolute terms and relative to developed markets. The MSCI Emerging Markets Index benefited from a rare combination of historically strong earnings growth and multiple expansions. Most countries advanced, though China, Korea, and Taiwan together contributed nearly 75 percent of the MSCI Emerging Markets Index return. Saudi Arabia and Indonesia were the largest, though relatively modest, detractors. All sectors ended the year in positive territory, with information technology accounting for one‑third of the index’s gain—largely driven by semiconductor stocks tied to accelerating artificial intelligence demand.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Semiconductors	Positive
The Fund’s overweight to the semiconductor industry, along with outperformance of its semiconductor holdings relative to the MSCI Emerging Markets Index, was the largest relative contributor for the period.

China underweight	Positive
The Fund does not invest in China, which is a material weight in the MSCI Emerging Markets Index. The Fund’s underweight was a significant relative contributor, as China underperformed the broader index for the period.

India security selection	Positive	While India lagged the index, the Fund’s Indian holdings significantly outperformed the MSCI Emerging Markets Index.
Argentina	Negative	The Fund’s exposure to Argentina, a non‑index country, was a significant relative detractor.
Korea	Negative	The Fund’s underweight to Korea, along with security selection within the country, weighed on relative results.
During the period, the Fund purchased Bharti Airtel Ltd., COSMAX Inc., MediaTek Inc., and Samsung Electronics Co. Ltd. It sold Avenue Supermarts Ltd., Bank Rakyat, Localiza Rent a Car S.A., Reliance Industries Ltd., Samsung SDI Co. Ltd., and Tata Consultancy Services Ltd.
Each investment decision was driven by the manager’s view of a company’s fit with the Fund’s investment criteria. One theme that drove several of the investment decisions was the Fund’s intention to increase exposure to businesses positioned to benefit from rising artificial intelligence demand.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

| 1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	Since Inception[1]
NAV	19.85%
MSCI All Country World Ex USA Index	23.27%
MSCI Emerging Markets Index	24.96%
1 The inception date of the Fund was February 21, 2025. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$8,891,360

Total number of portfolio holdings	35

Total advisory fees paid	$49,513

Portfolio turnover rate	26%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	35.8%

Financials	24.1%

Consumer Discretionary	15.2%

Consumer Staples	9.5%

Industrials	4.1%

Communication Services	3.6%

Real Estate	2.3%

Health Care	1.4%

Short-Term Investment Fund	5.3%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

India	24.2%

Taiwan	20.0%

South Korea	15.1%

Brazil	12.7%

Singapore	4.8%

Other Countries	19.2%

Short-Term Investment Fund	5.3%

Other Assets/Liabilities (Net)	(1.3)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF-ETFT-AR-TEMX-2512	| 2

Touchstone Sands Capital US Select Growth ETF TSEL | THE NASDAQ STOCK MARKET LLC ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Sands Capital US Select Growth ETF (“Fund”) for the period January 2, 2025 (commencement of operations) to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Sands Capital US Select Growth ETF	$71[1]	0.67%
1 Based on operations for the period January 2, 2025 (commencement of operations) to December 31, 2025. Expenses for a full reporting period would be higher.
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund emphasizes investments in large and mid capitalization growth companies. The Fund will typically own between 25 and 35 companies.
The Fund’s performance was 13.32% for the reporting period.
U.S. large cap growth stocks posted strong gains in 2025, rebounding from early volatility as resilient earnings, accelerating artificial intelligence (AI) investment, and easier monetary policy supported markets. After a first-quarter selloff tied to tariff tensions, slowing growth, and persistent inflation, equities recovered as inflation eased, a U.S.–China tariff truce emerged, and AI‑driven capital spending surged. Semiconductor and cloud stocks led performance, with seven dominant U.S. technology stocks (the “Magnificent Seven”) consistently outperforming on earnings strength. Despite intermittent volatility, including late-year concerns over AI sustainability, solid fundamentals and three Federal Reserve rate cuts helped the Russell 1000® Growth Index finish the year near its highs.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Internet	Positive	Strong selection across several internet businesses (e.g., Shopify Inc., Cloudflare, Inc., etc.) was the largest contributor to performance.
AI Enablers	Positive	Exposure to semiconductor businesses and cloud service providers was the most significant contributor to absolute results and a modest contributor to relative performance.
Mega Cap (top 20) positioning	Negative
Positioning within the top 20 index weights, along with an underweight to this cohort weighed on results. Underperformance stemmed from a large active weight in an underperforming application software business and active positioning within the Magnificent Seven.

Software	Negative	Dispersion within software was significant with poor returns among the portfolio’s holdings in application software amid AI disruption concerns.
Health Care / Financials	Negative	Selection in these sectors weighed on results amid the market’s preference for businesses with AI growth tailwinds and in some cases, business specific headwinds.
Throughout the year, we actively repositioned the Fund to reflect market shifts and sector dispersion. We maintained conviction in select consumer internet holdings despite short-term underperformance, reduced exposure to application software facing AI disruption, and favored vertical software and infrastructure providers. Overall, the portfolio was overweight internet platforms gaining share in structurally growing markets such as ecommerce, streaming, and food delivery. The Fund’s positioning reflected increased conviction in the durability of the AI infrastructure buildout. The Fund raised exposure to AI‑linked semiconductors and cloud infrastructure, broadening holdings across leading AI model, chip design, and fabrication providers to capitalize on short-term dislocations from supply chain and competitive shifts. As a result, we narrowed the Fund’s underweight to the Magnificent Seven and reduced its software overweight.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

| 1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	13.32%	13.32%
Russell 3000® Index	17.15%	17.15%
Russell 1000® Growth Index	18.56%	18.56%
1 The inception date of the Fund was December 31, 2024. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$109,089,512

Total number of portfolio holdings	25

Total advisory fees paid	$421,371

Portfolio turnover rate	109%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	46.2%

Communication Services	18.6%

Consumer Discretionary	14.6%

Financials	12.0%

Industrials	4.4%

Health Care	0.7%

Short-Term Investment Fund	3.6%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF‑ETFT‑AR‑TSEL‑2512	| 2

Touchstone Securitized Income ETF TSEC | NYSE ARCA, INC. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Securitized Income ETF	$40	0.39%
Management’s Discussion of Fund Performance
The Fund seeks total return through income and capital appreciation by investing at least 80% of its assets in securitized fixed-income securities.
The Fund’s performance was 7.49% for the reporting period.
During the 2025 calendar year, securitized assets saw a strong rally in spreads across all sectors and ratings. Spreads finished the year at close to all time historical tights, meaning the difference between the asking price and the bid price is low for several sectors. There was a period of volatility given the tariff tantrum in early April. Interest rates were lower over the year with the Federal Reserve cutting rates 3 times in the last third of the year. Yields came down meaningfully for bonds with maturities of 10 years or less—by roughly 0.40% to 0.75%—but yields on the longest-maturity bonds, 20 years and beyond, did not really move.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Interest Rates	Negative	Interest rates moved significantly lower across the curve. Although lower rates added to total return of the portfolio, being a shorter duration strategy led to underperformance versus the peer group.
Spreads	Positive
Spreads on securitized assets tightened over the year, providing a performance tailwind. The portfolio option-adjusted spread did widen from 225 to 270 basis points but that was due to repositioning of assets.

Carry	Positive	Portfolio yield (“carry”) was a significant driver of performance over the reporting period.
Asset Classes	Positive
Several asset classes saw strong performance over the course of the year including asset backed securities (ABS), residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), and collateralized loan obligations (CLO).

The largest position change in the Fund was the increase in ABS from 25% to 30% and CMBS from 24% to 29%. RMBS dropped from 24% to 20%. CLOs dropped from 19% to 13%. Duration shorted from 2.75 to 2.55 over the year.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

| 1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	7.49%	8.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	4.70%
1 The inception date of the Fund was July 17, 2023. The returns of the index listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$122,705,664

Total number of portfolio holdings	111

Total advisory fees paid	$385,277

Portfolio turnover rate	45%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Asset-Backed Securities	43.7%

Commercial Mortgage-Backed Securities	28.5%

Non‑Agency Collateralized Mortgage Obligations	18.9%

Agency Collateralized Mortgage Obligations	0.7%

Corporate Bonds	0.2%

Short-Term Investment Fund	7.4%

Other Assets/Liabilities (Net)	0.6%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	22.5%

AA/Aa	11.9%

A/A	17.2%

BBB/Baa	40.6%

BB/Ba	6.1%

B/B	0.9%

CCC	0.3%

CC	0.3%

Not Rated	0.2%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF-ETFT-AR-TSEC-2512	| 2

Touchstone Strategic Income ETF SIO | NYSE ARCA, INC. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Strategic Income ETF	$51	0.49%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities.
The Fund’s performance was 9.34% for the reporting period.
Over the past year, financial market volatility was elevated in the face of uncertainty related to changing monetary policy, mixed economic indicators, increased geopolitical risks, and shifting trade policy. Interest rates moved lower and the curve steepened over the period as investors adjusted their expectations for Federal Reserve (Fed) policy, and the Fed cut rates in the final three meetings of the year. Credit spreads were largely unchanged over the year, briefly widening after tariff announcements (Liberation Day) before ending the year at tight levels, by historical standards.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Interest Rate Management	Positive	Interest rates were volatile and as a result the Fund tactically adjusted duration positioning over the past year, resulting in a positive contribution to relative performance.
Non‑Investment Grade Allocation	Positive	The Fund maintained an overweight allocation to high yield corporates which positively contributed to relative performance.
Investment Grade (IG) Corporate Bond Security Selection	Positive	Security selection within Investment Grade Corporates positively contributed to relative performance.
Residential Mortgage Backed Securities (RMBS) Allocation	Negative
While security selection within the Securitized allocation overall was positive for the Fund, the steepening of the yield curve that occurred throughout 2025 represented a relative performance headwind for the Fund’s RMBS holdings.

In April, the Fund increased its allocation to high yield corporates during tariff-related volatility. Since then, the Fund reduced exposure to collateralized loan obligations and high yield due to elevated valuations, while it increased its position in investment grade corporates and moved up in quality within credit and securitized sectors amid historically tight spreads. Other sector changes were limited.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
GROWTH OF $10,000

| 1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	9.34%	6.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	2.84%
1 The inception date of the Fund was July 21, 2022. The returns of the index listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$228,929,136

Total number of portfolio holdings	203

Total advisory fees paid	$953,240

Portfolio turnover rate	208%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Corporate Bonds	45.5%

U.S. Treasury Obligations	27.1%

Asset-Backed Securities	10.4%

Commercial Mortgage-Backed Securities	7.8%

Non‑Agency Collateralized Mortgage Obligations	5.7%

Common Stocks	1.5%

Sovereign Government Obligations	0.4%

Short-Term Investment Fund	1.5%

Other Assets/Liabilities (Net)	0.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	36.0%

AA/Aa	3.9%

A/A	13.6%

BBB/Baa	31.5%

BB/Ba	8.7%

B/B	5.4%

CCC	0.5%

CC	0.3%

Not Rated	0.1%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF-ETFT-AR-SIO-2512	| 2

Touchstone Ultra Short Income ETF TUSI | CBOE BZX EXCHANGE, INC. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone Ultra Short Income ETF	$26	0.25%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by investing at least 80% of its assets in fixed-income securities. The Fund invests in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds, collateralized loan obligations and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes. While the Fund may invest in securities of any maturity or duration, it seeks to maintain an effective duration of one year or less under normal market conditions.
The Fund’s performance was 5.09% for the reporting period.
During the 12‑month period ending 12/31/2025, the ultra-short duration landscape saw tightening in spreads and moves across the interest rate curve significantly lower. Short-term rates were 65‑75 basis points lower as the Federal Reserve cut rates three times during the year. The lower rates provided tailwind for the Fund’s fixed rate exposures. Given that the cuts were in the last four months of the year, the Fund’s floating rate exposure still added meaningful carry throughout. Spread tightening also added to the total return on the portfolio as well.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Interest Rates	Positive
Interest rates in the front end of the curve (1 year and in) moved 65 to 75 basis points lower over the past year. This was a tailwind for performance in the Fund – particularly the longer fixed rate exposures.

Commercial mortgage backed security (CMBS) Spreads	Positive
Spreads in certain short duration sectors compressed meaningfully, contributing to the Fund’s returns. Although overall portfolio option adjusted spread (OAS) was basically unchanged at 116 basis points, with the most significant sector spread tightening in its commercial mortgage backed securities (CMBS) (the Fund’s CMBS exposure was 54 basis points tighter year over year). Asset backed security OAS was wider on the year with other sectors mostly unchanged.

Carry	Positive	Portfolio yield (carry) was a significant driver of performance.
Securitized Sector	Positive
The Fund maintained its overweight to securitized subsectors asset backed securities (ABS), residential mortgage backed securities (RMBS), CMBS, and collateralized loan obligations (CLO) over the past year, versus Investment Grade (IG) Credit. This was a positive contributor to performance, given the securitized sectors’ consistent returns. CLOs were the only Securitized sector to underperform IG Credit. CLO exposure was reduced and the Fund added to its IG Credit positioning.

Cash	Negative
The Fund maintained exposure to Cash & Equivalents throughout the fiscal year, generally in the 4- 8% range. The Cash & Equivalents ended the year at 8%. This creates a “cash drag” on the portfolio given the performance disadvantage of the Cash & Equivalents exposure versus the rest of the portfolio.

Positioning changes were made to the Fund over the period, including reductions in ABS and RMBS of 8% and 2% respectively, offset by increases in Corporates and CMBS of 6% and 2%, respectively. Cash & Equivalents were flat along with CLO exposure. Duration decreased year over year from 0.59 years to 0.58 years.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.

| 1

GROWTH OF $10,000

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	5.09%	5.54%
Bloomberg U.S. Aggregate Bond Index	7.30%	2.44%
ICE BofA 3‑Month U.S. Treasury Bill Index	4.18%	4.60%
ICE BofA 1‑Year U.S. Treasury Note Index	4.15%	4.05%
1 The inception date of the Fund was August 4, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$297,546,408

Total number of portfolio holdings	209

Total advisory fees paid	$329,176

Portfolio turnover rate	101%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Asset-Backed Securities	33.5%

Corporate Bonds	32.2%

Commercial Mortgage-Backed Securities	19.5%

Commercial Paper	7.9%

Non‑Agency Collateralized Mortgage Obligations	7.1%

Other Assets/Liabilities (Net)	(0.2)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	42.2%

AA/Aa	8.1%

A/A	15.6%

BBB/Baa	33.2%

BB/Ba	0.9%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF-ETFT-AR-TUSI-2512	| 2

Touchstone US Large Cap Focused ETF LCF | CBOE BZX EXCHANGE, INC. ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Touchstone US Large Cap Focused ETF	$60	0.55%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in 25‑45 U.S. companies of capitalizations above $5 billion at time of purchase that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s subadviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund’s performance was 17.00% for the reporting period.
The U.S. equity market closed out 2025 with strong gains, completing a three-year run of double-digit returns. Volatility revolving around tariffs throughout the year alongside a record government shutdown late in the period were notable headwinds, but economic growth remained resilient amidst the Federal Reserve cutting rates three times and artificial intelligence driven technology leadership boosting earnings.
The factors that contributed most to the Fund’s performance during the period were:

FACTOR	PERFORMANCE IMPACT	OBSERVATIONS
Communication Services sector	Positive	The largest overweight within the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Capital Markets	Positive	Large overweight to the industry was a key contributor to performance.
Moat	Positive	The overweight allocation to holdings with high barriers to entry was a contributor to performance.
Information Technology	Negative	Stock selection within the sector was the largest detractor to performance.
The increase in weight in the Consumer Discretionary sector relative to the benchmark was the largest sector related change in the Fund during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
GROWTH OF $10,000

| 1

AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	17.00%	17.23%
Russell 3000® Index	17.15%	17.82%
Russell 1000® Index	17.37%	18.24%
1 The inception date of the Fund was July 27, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics

Fund net assets	$54,896,513

Total number of portfolio holdings	46

Total advisory fees paid	$264,260

Portfolio turnover rate	8%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	31.3%

Communication Services	16.9%

Financials	15.1%

Health Care	10.8%

Consumer Discretionary	8.4%

Industrials	7.2%

Consumer Staples	3.6%

Energy	2.0%

Real Estate	1.5%

Materials	0.5%

Short-Term Investment Fund	2.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

ETF-ETFT-AR-LCF-2512	| 2

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $228,700 and $151,300 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $37,500 and $18,000 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The fees for 2025 and 2024 relate to the review of N-14 and N-1A filings and out of scope audit procedures.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $76,680 and $45,500 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The fees relate to the preparation of federal income and excise tax returns, review of capital gains distribution calculations and tax agent services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $15,972 and $9,706 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively. The fees relate to the PFIC Analyzer, Rapid Security Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,596,378 and $2,274,258 for the fiscal years ended December 31, 2025 and December 31, 2024, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

December 31, 2025
Annual Financial Statements
Touchstone ETF Trust
Touchstone Dividend Select ETF
Touchstone Dynamic International ETF
Touchstone International Equity ETF
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Touchstone Sands Capital US Select Growth ETF
Touchstone Securitized Income ETF
Touchstone Strategic Income ETF
Touchstone Ultra Short Income ETF
Touchstone US Large Cap Focused ETF

Page
Portfolios of Investments:
Touchstone Dividend Select ETF	3
Touchstone Dynamic International ETF	4-6
Touchstone International Equity ETF	7-8
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	9-10
Touchstone Sands Capital US Select Growth ETF	11
Touchstone Securitized Income ETF	12-14
Touchstone Strategic Income ETF	15-18
Touchstone Ultra Short Income ETF	19-22
Touchstone US Large Cap Focused ETF	23
Statements of Assets and Liabilities	24-25
Statements of Operations	26-27
Statements of Changes in Net Assets	28-30
Financial Highlights	31-33
Notes to Financial Statements	34-47
Report of Independent Registered Public Accounting Firm	48-49
Other Items (Unaudited)	50-54
This report identifies the Funds' investments on December 31, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Dividend Select ETF – December 31, 2025
Shares		Market Value
	Common Stocks — 95.5%
	Information Technology — 22.3%
2,482	Analog Devices, Inc.	$ 673,118
3,541	Apple, Inc.	962,656
3,332	Broadcom, Inc.	1,153,205
9,751	Cisco Systems, Inc.	751,120
2,597	International Business Machines Corp.	769,257
496	KLA Corp.	602,680
3,390	Microsoft Corp.	1,639,472
2,987	Oracle Corp.	582,196
3,749	QUALCOMM, Inc.	641,267
3,660	Texas Instruments, Inc.	634,973
		8,409,944
	Financials — 15.3%
15,479	Bank of America Corp.	851,345
667	Blackrock, Inc.	713,917
6,835	Charles Schwab Corp. (The)	682,885
777	Goldman Sachs Group, Inc. (The)	682,983
1,953	JPMorgan Chase & Co.	629,296
13,579	US Bancorp	724,575
1,946	Visa, Inc. - Class A	682,482
8,846	Wells Fargo & Co.	824,447
		5,791,930
	Health Care — 12.3%
3,101	Becton Dickinson & Co.	601,811
7,270	CVS Health Corp.	576,947
4,822	Johnson & Johnson	997,913
8,156	Medtronic PLC	783,465
6,133	Merck & Co., Inc.	645,560
20,977	Pfizer, Inc.	522,327
1,625	UnitedHealth Group, Inc.	536,429
		4,664,452
	Industrials — 9.2%
3,545	3M Co.	567,555
1,080	Caterpillar, Inc.	618,700
1,125	Deere & Co.	523,766
1,178	Lockheed Martin Corp.	569,763
3,564	RTX Corp.	653,638
7,480	Stanley Black & Decker, Inc.	555,614
		3,489,036
	Consumer Staples — 9.1%
3,015	Constellation Brands, Inc. - Class A	415,949
3,979	Dollar General Corp.	528,292
3,995	PepsiCo, Inc.	573,363
4,295	Philip Morris International, Inc.	688,918
4,669	Procter & Gamble Co. (The)	669,114
7,440	Sysco Corp.	548,254
		3,423,890
	Consumer Discretionary — 7.9%
2,034	Home Depot, Inc. (The)	699,899
10,215	Las Vegas Sands Corp.	664,894
1,971	McDonald's Corp.	602,397
5,508	Starbucks Corp.	463,829
3,558	Yum! Brands, Inc.	538,254
		2,969,273
Shares		Market Value
	Common Stocks — 95.5% (Continued)
	Communication Services — 6.1%
21,925	AT&T, Inc.	$ 544,617
18,497	Comcast Corp. - Class A	552,875
969	Meta Platforms, Inc. - Class A	639,627
14,364	Verizon Communications, Inc.	585,046
		2,322,165
	Energy — 4.0%
4,567	Chevron Corp.	696,057
6,757	Exxon Mobil Corp.	813,137
		1,509,194
	Materials — 4.0%
6,574	International Flavors & Fragrances, Inc.	443,022
1,312	Linde PLC	559,423
1,561	Sherwin-Williams Co. (The)	505,811
		1,508,256
	Utilities — 3.0%
4,805	Duke Energy Corp.	563,194
6,370	Southern Co. (The)	555,464
		1,118,658
	Real Estate — 2.3%
6,882	Alexandria Real Estate Equities, Inc. REIT	336,805
3,118	American Tower Corp. REIT	547,427
		884,232
	Total Common Stocks	$36,091,030
	Short-Term Investment Fund — 4.6%
1,725,146	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	1,725,146
	Total Investment Securities—100.1% (Cost $32,927,434)	$37,816,176
	Liabilities in Excess of Other Assets — (0.1%)	(40,690)
	Net Assets — 100.0%	$37,775,486
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$36,091,030	$—	$—	$36,091,030
Short-Term Investment Fund	1,725,146	—	—	1,725,146
Total	$37,816,176	$—	$—	$37,816,176
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dynamic International ETF – December 31, 2025
Shares		Market Value
	Common Stocks — 97.4%
	Japan — 15.9%
	Communication Services — 0.9%
73,695	LY Corp.	$ 196,281
3,705	Konami Group Corp.	504,518
	Consumer Discretionary — 3.2%
30,300	Aisin Corp.	565,997
19,972	Asics Corp.	478,772
23,500	Subaru Corp.	509,337
19,800	Sumitomo Electric Industries Ltd.	799,509
	Financials — 2.5%
27,770	MS&AD Insurance Group Holdings, Inc.	652,943
24,062	Sumitomo Mitsui Trust Group, Inc.	733,811
12,278	Tokio Marine Holdings, Inc.	455,957
	Health Care — 2.4%
24,101	Daiichi Sankyo Co. Ltd.	515,131
22,800	Otsuka Holdings Co. Ltd.	1,291,525
	Industrials — 5.4%
14,639	ANA Holdings, Inc.	278,406
19,107	Daifuku Co. Ltd.	601,119
11,700	Hitachi Ltd.	366,148
57,500	Japan Airlines Co. Ltd.†	1,066,378
8,374	Komatsu Ltd.	267,301
25,945	Mitsubishi Electric Corp.	759,435
19,973	Toyota Tsusho Corp.	672,482
	Information Technology — 0.9%
5,400	Advantest Corp.	676,896
	Utilities — 0.6%
29,900	Kansai Electric Power Co., Inc. (The)	468,619
	Total Japan	11,860,565
	Canada — 10.1%
	Consumer Discretionary — 1.0%
14,300	Magna International, Inc.	762,326
	Financials — 1.1%
6,216	iA Financial Corp., Inc.	805,356
	Industrials — 0.7%
2,887	Stantec, Inc.	272,430
1,552	WSP Global, Inc.	281,012
	Information Technology — 1.1%
1,648	Celestica, Inc.*	487,490
151	Constellation Software, Inc.	363,201
	Materials — 6.2%
3,084	Agnico Eagle Mines Ltd.	522,991
45,556	Barrick Mining Corp.	1,984,477
33,299	Kinross Gold Corp.	937,918
22,281	Pan American Silver Corp.	1,155,161
	Total Canada	7,572,362
	China — 8.6%
	Communication Services — 2.4%
22,099	NetEase, Inc.	609,357
15,677	Tencent Holdings Ltd.	1,206,590
	Consumer Discretionary — 1.4%
198,846	Geely Automobile Holdings Ltd.	457,340
90,470	Tongcheng Travel Holdings Ltd.	260,854
4,427	Trip.com Group Ltd.	315,130
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	China — (Continued)
	Financials — 1.0%
80,856	BOC Hong Kong Holdings Ltd.	$ 409,542
38,020	Ping An Insurance Group Co. of China Ltd. Class H	318,270
	Health Care — 1.1%
52,372	Innovent Biologics, Inc., 144a*	513,108
26,400	WuXi AppTec Co. Ltd. Class H, 144a	334,804
	Industrials — 2.0%
214,454	COSCO SHIPPING Holdings Co. Ltd. Class H†	378,884
121,000	SITC International Holdings Co. Ltd.	433,148
120,388	Yangzijiang Shipbuilding Holdings Ltd.	325,930
16,800	ZTO Express Cayman, Inc.	350,346
	Information Technology — 0.7%
451,408	Lenovo Group Ltd.	537,094
	Total China	6,450,397
	Italy — 7.2%
	Financials — 6.2%
88,840	Banco BPM SpA	1,359,350
17,271	FinecoBank Banca Fineco SpA	450,591
210,296	Intesa Sanpaolo SpA	1,463,315
16,665	UniCredit SpA	1,388,948
	Health Care — 0.4%
4,776	Recordati Industria Chimica e Farmaceutica SpA	272,443
	Utilities — 0.6%
45,791	Enel SpA	477,703
	Total Italy	5,412,350
	Taiwan — 6.1%
	Information Technology — 6.1%
11,000	Accton Technology Corp.	414,856
38,000	Delta Electronics, Inc.	1,164,654
2,916	Largan Precision Co. Ltd.	231,550
55,852	Taiwan Semiconductor Manufacturing Co. Ltd.	2,755,227
	Total Taiwan	4,566,287
	South Korea — 5.5%
	Consumer Discretionary — 0.8%
7,314	Kia Corp.	618,406
	Financials — 0.8%
40,273	NH Investment & Securities Co. Ltd.	589,886
	Industrials — 1.3%
2,566	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	724,975
1,859	Hyundai Rotem Co. Ltd.	242,481
	Information Technology — 2.6%
12,334	Samsung Electronics Co. Ltd.	1,026,585
2,091	SK Hynix, Inc.	944,945
	Total South Korea	4,147,278
	United Kingdom — 4.6%
	Communication Services — 0.6%
305,859	Vodafone Group PLC	407,665
	Consumer Staples — 0.7%
13,251	Imperial Brands PLC	557,106
	Financials — 1.1%
26,910	HSBC Holdings PLC	425,776
46,506	NatWest Group PLC	408,599
	Health Care — 0.5%
2,011	AstraZeneca PLC	373,809

Touchstone Dynamic International ETF (Continued)
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	United Kingdom — (Continued)
	Industrials — 1.7%
80,665	Rolls-Royce Holdings PLC	$ 1,250,423
	Total United Kingdom	3,423,378
	Spain — 4.2%
	Financials — 3.1%
54,527	Banco Bilbao Vizcaya Argentaria SA	1,284,806
87,261	Banco Santander SA	1,032,670
	Health Care — 0.6%
35,517	Grifols SA	446,614
	Industrials — 0.5%
13,630	Aena SME SA, 144a	381,548
	Total Spain	3,145,638
	Switzerland — 3.9%
	Consumer Staples — 0.5%
3,973	Nestle SA	394,942
	Financials — 0.8%
3,368	Swiss Re AG	564,877
	Health Care — 2.1%
11,617	Novartis AG	1,607,402
	Industrials — 0.5%
1,011	Schindler Holding AG	381,885
	Total Switzerland	2,949,106
	Germany — 3.2%
	Communication Services — 1.4%
32,177	Deutsche Telekom AG	1,045,947
	Financials — 1.3%
1,085	Hannover Rueck SE	339,430
4,819	Talanx AG	644,482
	Industrials — 0.5%
951	Hochtief AG	376,636
	Total Germany	2,406,495
	India — 3.2%
	Financials — 2.7%
562,665	Canara Bank	969,771
49,104	ICICI Bank Ltd.	733,669
195,069	Union Bank of India Ltd.	333,712
	Information Technology — 0.5%
4,524	Persistent Systems Ltd.	315,696
	Total India	2,352,848
	Brazil — 2.8%
	Communication Services — 1.5%
278,800	TIM SA	1,085,742
	Energy — 0.6%
81,700	Petroleo Brasileiro SA - Petrobras	485,600
	Materials — 0.7%
4,601	Wheaton Precious Metals Corp.	540,904
	Total Brazil	2,112,246
	Denmark — 2.8%
	Health Care — 1.3%
2,117	Genmab A/S*	675,172
5,256	Novo Nordisk A/S - Class B	268,976
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Denmark — (Continued)
	Industrials — 1.5%
268	AP Moller - Maersk A/S - Class A	$ 617,328
18,506	Vestas Wind Systems A/S	504,895
	Total Denmark	2,066,371
	Finland — 2.5%
	Health Care — 1.4%
13,506	Orion Oyj - Class B	1,010,269
	Industrials — 1.1%
23,618	Wartsila Oyj Abp	843,778
	Total Finland	1,854,047
	Netherlands — 2.4%
	Information Technology — 2.4%
1,629	ASML Holding NV	1,763,929
	Singapore — 2.0%
	Consumer Discretionary — 0.7%
4,365	Sea Ltd. ADR*	556,843
	Financials — 1.3%
62,623	Oversea-Chinese Banking Corp. Ltd.	962,681
	Total Singapore	1,519,524
	France — 1.9%
	Health Care — 0.7%
5,185	Sanofi SA	504,047
	Industrials — 1.2%
12,616	Bouygues SA	657,547
2,636	Cie de Saint-Gobain SA	269,387
	Total France	1,430,981
	Australia — 1.8%
	Materials — 1.8%
6,077	Anglogold Ashanti PLC	525,921
24,302	Fortescue Ltd.	356,957
24,470	Northern Star Resources Ltd.	436,502
	Total Australia	1,319,380
	Norway — 1.6%
	Communication Services — 0.6%
32,561	Telenor ASA	473,879
	Industrials — 0.4%
12,838	Kongsberg Gruppen ASA	329,356
	Materials — 0.6%
52,717	Norsk Hydro ASA	408,975
	Total Norway	1,212,210
	Hong Kong — 1.5%
	Financials — 1.5%
108,010	AIA Group Ltd.	1,108,870
	Sweden — 1.4%
	Industrials — 0.7%
20,526	Skanska AB - Class B	562,506
	Information Technology — 0.7%
51,390	Telefonaktiebolaget LM Ericsson	505,722
	Total Sweden	1,068,228
	Mexico — 1.1%
	Materials — 1.1%
5,907	Southern Copper Corp.	847,477

Touchstone Dynamic International ETF (Continued)
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Austria — 0.9%
	Financials — 0.9%
15,542	Raiffeisen Bank International AG	$ 699,548
	Peru — 0.9%
	Financials — 0.9%
2,343	Credicorp Ltd.	672,441
	Chile — 0.9%
	Materials — 0.9%
29,859	Lundin Mining Corp.	641,756
	Portugal — 0.4%
	Energy — 0.4%
17,969	Galp Energia SGPS SA	308,944
	Total Common Stocks	$72,912,656
	Short-Term Investment Fund — 2.7%
2,039,433	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω**	2,039,433
	Total Investment Securities — 100.1% (Cost $60,229,694)	$74,952,089
	Liabilities in Excess of Other Assets — (0.1)%	(94,482)
	Net Assets — 100.0%	$74,857,607
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $556,335.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $1,229,460 or 1.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$11,860,565	$—	$—	$11,860,565
Canada	7,572,362	—	—	7,572,362
China	6,450,397	—	—	6,450,397
Italy	5,412,350	—	—	5,412,350
Taiwan	4,566,287	—	—	4,566,287
South Korea	4,147,278	—	—	4,147,278
United Kingdom	3,423,378	—	—	3,423,378
Spain	3,145,638	—	—	3,145,638
Switzerland	2,949,106	—	—	2,949,106
Germany	2,406,495	—	—	2,406,495
India	2,352,848	—	—	2,352,848
Brazil	2,112,246	—	—	2,112,246
Denmark	2,066,371	—	—	2,066,371
Finland	1,854,047	—	—	1,854,047
Netherlands	1,763,929	—	—	1,763,929
Singapore	1,519,524	—	—	1,519,524
France	1,430,981	—	—	1,430,981
Australia	1,319,380	—	—	1,319,380
Norway	1,212,210	—	—	1,212,210
Hong Kong	1,108,870	—	—	1,108,870
Sweden	1,068,228	—	—	1,068,228
Mexico	847,477	—	—	847,477
Austria	699,548	—	—	699,548
Peru	672,441	—	—	672,441
Chile	641,756	—	—	641,756
Portugal	308,944	—	—	308,944
Short-Term Investment Fund	2,039,433	—	—	2,039,433
Total	$74,952,089	$—	$—	$74,952,089
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Equity ETF – December 31, 2025
Shares		Market Value
	Common Stocks — 99.1%
	United Kingdom — 24.0%
	Consumer Discretionary — 8.2%
143,844	Compass Group PLC	$ 4,583,666
27,868	InterContinental Hotels Group PLC	3,929,265
	Consumer Staples — 4.5%
76,003	Diageo PLC	1,642,758
45,665	Unilever PLC	2,991,223
	Financials — 2.9%
24,490	London Stock Exchange Group PLC	2,955,171
	Industrials — 8.4%
226,603	BAE Systems PLC	5,235,405
83,463	RELX PLC	3,397,619
	Total United Kingdom	24,735,107
	United States — 17.2%
	Consumer Staples — 3.5%
22,660	Philip Morris International, Inc.	3,634,664
	Financials — 4.1%
101,479	Burford Capital Ltd.	905,193
9,993	Willis Towers Watson PLC	3,283,700
	Health Care — 2.4%
13,652	ICON PLC*	2,487,667
	Materials — 7.2%
10,978	Air Products & Chemicals, Inc.	2,711,786
37,579	CRH PLC	4,689,859
	Total United States	17,712,869
	Switzerland — 11.7%
	Consumer Discretionary — 2.5%
11,682	Cie Financiere Richemont SA	2,537,417
	Consumer Staples — 3.0%
31,387	Nestle SA	3,120,076
	Health Care — 6.2%
27,023	Alcon AG	2,158,838
10,275	Roche Holding AG	4,257,360
	Total Switzerland	12,073,691
	Netherlands — 9.7%
	Communication Services — 3.2%
127,798	Universal Music Group NV	3,338,684
	Consumer Staples — 2.5%
160,029	Magnum Ice Cream Co. NV (The)*	2,539,998
	Information Technology — 4.0%
3,800	ASML Holding NV	4,114,751
	Total Netherlands	9,993,433
	Germany — 8.6%
	Financials — 3.9%
8,726	Allianz SE	4,004,497
	Information Technology — 4.7%
19,705	SAP SE	4,824,827
	Total Germany	8,829,324
	France — 6.4%
	Industrials — 4.5%
13,371	Safran SA	4,673,224
	Materials — 1.9%
10,415	Air Liquide SA	1,961,536
	Total France	6,634,760
Shares		Market Value
	Common Stocks — 99.1% (Continued)
	Japan — 4.5%
	Communication Services — 4.5%
68,300	Nintendo Co. Ltd.	$ 4,619,756
	Taiwan — 4.1%
	Information Technology — 4.1%
13,934	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,234,403
	Spain — 3.2%
	Industrials — 3.2%
119,072	Aena SME SA, 144a	3,333,214
	Canada — 2.8%
	Industrials — 2.8%
28,853	Canadian National Railway Co.	2,853,663
	Finland — 2.7%
	Industrials — 2.7%
39,691	Kone Oyj - Class B	2,824,813
	Sweden — 2.5%
	Industrials — 2.5%
64,884	Assa Abloy AB - Class B	2,529,394
	Denmark — 1.7%
	Health Care — 1.7%
20,127	Coloplast A/S - Class B	1,730,333
	Total Common Stocks	$102,104,760
	Short-Term Investment Fund — 0.6%
670,339	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	670,339
	Total Investment Securities — 99.7% (Cost $101,705,863)	$102,775,099
	Other Assets in Excess of Liabilities — 0.3%	274,825
	Net Assets — 100.0%	$103,049,924
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $3,333,214 or 3.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone International Equity ETF (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$24,735,107	$—	$—	$24,735,107
United States	17,712,869	—	—	17,712,869
Switzerland	12,073,691	—	—	12,073,691
Netherlands	9,993,433	—	—	9,993,433
Germany	8,829,324	—	—	8,829,324
France	6,634,760	—	—	6,634,760
Japan	4,619,756	—	—	4,619,756
Taiwan	4,234,403	—	—	4,234,403
Spain	3,333,214	—	—	3,333,214
Canada	2,853,663	—	—	2,853,663
Finland	2,824,813	—	—	2,824,813
Sweden	2,529,394	—	—	2,529,394
Denmark	1,730,333	—	—	1,730,333
Short-Term Investment Fund	670,339	—	—	670,339
Total	$102,775,099	$—	$—	$102,775,099
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets ex-China Growth ETF – December 31, 2025
Shares		Market Value
	Common Stocks — 96.0%
	India — 24.2%
	Communication Services — 3.6%
13,476	Bharti Airtel Ltd.	$ 315,701
	Consumer Discretionary — 4.2%
54,376	Eternal Ltd.*	168,217
4,538	Titan Co. Ltd.	204,560
	Consumer Staples — 1.4%
1,820	Britannia Industries Ltd.	122,124
	Financials — 11.3%
41,250	Bajaj Finance Ltd.	452,890
35,042	HDFC Bank Ltd.	386,447
19,883	HDFC Life Insurance Co. Ltd., 144a	165,881
	Health Care — 1.4%
1,644	Apollo Hospitals Enterprise Ltd.	128,816
	Real Estate — 2.3%
9,875	Phoenix Mills Ltd. (The)	203,643
	Total India	2,148,279
	Taiwan — 20.0%
	Information Technology — 20.0%
200	ASPEED Technology, Inc.	46,212
4,000	MediaTek, Inc.	182,047
16,000	Taiwan Semiconductor Manufacturing Co. Ltd.	789,294
2,495	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	758,205
	Total Taiwan	1,775,758
	South Korea — 15.1%
	Consumer Discretionary — 2.5%
9,422	Coupang, Inc.*	222,265
	Consumer Staples — 0.8%
649	Cosmax, Inc.	73,435
	Information Technology — 11.8%
7,808	Samsung Electronics Co. Ltd.	649,876
882	SK Hynix, Inc.	398,586
	Total South Korea	1,344,162
	Brazil — 12.7%
	Consumer Discretionary — 4.6%
201	MercadoLibre, Inc.*	404,866
	Consumer Staples — 1.7%
35,292	Raia Drogasil SA	151,028
	Financials — 4.8%
25,524	NU Holdings Ltd. - Class A*	427,272
	Industrials — 1.6%
16,200	WEG SA	143,412
	Total Brazil	1,126,578
	Singapore — 4.8%
	Consumer Discretionary — 3.9%
2,722	Sea Ltd. ADR*	347,245
	Industrials — 0.9%
17,012	Grab Holdings Ltd. - Class A*	84,890
	Total Singapore	432,135
	Kazakhstan — 2.9%
	Financials — 2.9%
3,313	Kaspi.KZ JSC ADR*	258,845
Shares		Market Value
	Common Stocks — 96.0% (Continued)
	Indonesia — 2.9%
	Consumer Staples — 1.0%
768,200	Sumber Alfaria Trijaya Tbk PT	$ 90,986
	Financials — 1.9%
341,100	Bank Central Asia Tbk PT	165,181
	Total Indonesia	256,167
	Poland — 2.4%
	Consumer Staples — 2.4%
18,950	Dino Polska SA, 144a*	218,268
	Mexico — 2.2%
	Consumer Staples — 2.2%
63,200	Wal-Mart de Mexico SAB de CV	196,575
	Netherlands — 2.0%
	Information Technology — 2.0%
167	ASML Holding NV	178,667
	Saudi Arabia — 1.9%
	Financials — 1.9%
6,594	Al Rajhi Bank	171,407
	Philippines — 1.6%
	Industrials — 1.6%
15,090	International Container Terminal Services, Inc.	145,430
	South Africa — 1.3%
	Financials — 1.3%
448	Capitec Bank Holdings Ltd.	112,427
	United States — 1.2%
	Information Technology — 1.2%
528	EPAM Systems, Inc.*	108,177
	Argentina — 0.8%
	Information Technology — 0.8%
1,050	Globant SA*	68,639
	Total Common Stocks	$8,541,514
	Short-Term Investment Fund — 5.3%
468,302	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	468,302
	Total Investment Securities — 101.3% (Cost $7,829,683)	$9,009,816
	Liabilities in Excess of Other Assets — (1.3)%	(118,456)
	Net Assets — 100.0%	$8,891,360
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $384,149 or 4.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets ex-China Growth ETF (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$2,148,279	$—	$—	$2,148,279
Taiwan	1,775,758	—	—	1,775,758
South Korea	1,344,162	—	—	1,344,162
Brazil	1,126,578	—	—	1,126,578
Singapore	432,135	—	—	432,135
Kazakhstan	258,845	—	—	258,845
Indonesia	256,167	—	—	256,167
Poland	218,268	—	—	218,268
Mexico	196,575	—	—	196,575
Netherlands	178,667	—	—	178,667
Saudi Arabia	171,407	—	—	171,407
Philippines	145,430	—	—	145,430
South Africa	112,427	—	—	112,427
United States	108,177	—	—	108,177
Argentina	68,639	—	—	68,639
Short-Term Investment Fund	468,302	—	—	468,302
Total	$9,009,816	$—	$—	$9,009,816
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Sands Capital US Select Growth ETF – December 31, 2025
Shares		Market Value
	Common Stocks — 96.5%
	Information Technology — 46.2%
7,400	AppLovin Corp. - Class A*	$ 4,986,268
18,940	Broadcom, Inc.	6,555,134
9,594	Cloudflare, Inc. - Class A*	1,891,457
11,693	Datadog, Inc. - Class A*	1,590,131
17,845	Microsoft Corp.	8,630,199
93,993	NVIDIA Corp.	17,529,695
81,903	Samsara, Inc. - Class A*	2,903,461
39,449	Shopify, Inc. (Canada) - Class A*	6,350,106
		50,436,451
	Communication Services — 18.6%
15,863	Alphabet, Inc. - Class A	4,965,119
10,941	Meta Platforms, Inc. - Class A	7,222,045
28,810	Netflix, Inc.*	2,701,226
26,140	ROBLOX Corp. - Class A*	2,118,124
5,716	Spotify Technology SA*	3,319,338
		20,325,852
	Consumer Discretionary — 14.6%
33,423	Amazon.com, Inc.*	7,714,697
11,124	Carvana Co.*	4,694,550
15,621	DoorDash, Inc. - Class A*	3,537,844
		15,947,091
	Financials — 12.0%
51,661	Block, Inc.*	3,362,614
15,354	Intercontinental Exchange, Inc.	2,486,734
236,850	NU Holdings Ltd. (Brazil) - Class A*	3,964,869
9,217	Visa, Inc. - Class A	3,232,494
		13,046,711
	Industrials — 4.4%
2,296	Axon Enterprise, Inc.*	1,303,968
5,805	Carpenter Technology Corp.	1,827,646
3,866	Quanta Services, Inc.	1,631,684
		4,763,298
Shares		Market Value
	Common Stocks — 96.5% (Continued)
	Health Care — 0.7%
32,806	Ultragenyx Pharmaceutical, Inc.*	$ 754,538
	Total Common Stocks	$105,273,941
	Short-Term Investment Fund — 3.6%
3,922,608	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	3,922,608
	Total Investment Securities—100.1% (Cost $98,941,069)	$109,196,549
	Liabilities in Excess of Other Assets — (0.1%)	(107,037)
	Net Assets — 100.0%	$109,089,512
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$105,273,941	$—	$—	$105,273,941
Short-Term Investment Fund	3,922,608	—	—	3,922,608
Total	$109,196,549	$—	$—	$109,196,549
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Securitized Income ETF – December 31, 2025
Principal Amount		Market Value
	Asset-Backed Securities — 43.7%
$ 195,823	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 183,197
583,476	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	553,939
1,500,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 5.764%, 4/19/34(A)	1,501,966
966,000	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,034,540
1,040,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	1,033,997
2,240,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	2,223,906
800,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 2.600%), 6.484%, 4/20/31(A)	800,678
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	297,669
1,800,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.594%, 7/16/35(A)	1,801,210
658,800	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	753,008
855,360	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	762,453
2,962,500	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	3,065,598
1,845,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.305%, 10/15/34(A)	1,828,819
490,000	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	519,731
2,250,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.544%, 4/16/34(A)	2,251,114
1,300,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.144%, 4/16/34(A)	1,297,481
1,390,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,440,010
2,516,250	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	2,510,858
152,041	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	135,344
510,076	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	463,974
1,988,750	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,925,160
925,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	810,156
324,225	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	324,235
791,701	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	723,408
1,279,044	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,278,093
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, (TSFR3M + 2.162%), 6.046%, 4/20/32(A)	390,886
660,275	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	625,175
1,924,325	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,847,138
Principal Amount		Market Value
	Asset-Backed Securities — 43.7% (Continued)
$ 1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 5.684%, 10/20/30(A)	$ 1,001,869
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	756,210
3,100,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	3,121,064
1,740,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	1,745,805
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.788%, 7/15/33(A)	1,002,440
2,932,875	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	3,039,664
1,725,000	Regatta VII Funding Ltd. (Cayman Islands), Ser 2016-1A, Class DR3, 144a, (TSFR3M + 2.650%), 6.345%, 6/20/34(A)	1,725,229
1,069,274	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	1,017,435
567,431	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	507,334
738,262	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	639,902
230,089	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.233%, 8/25/33(A)(B)	220,890
2,300,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 1.900%), 5.805%, 4/15/34(A)	2,301,787
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	545,959
841,500	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	851,417
1,725,000	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	1,740,532
1,110,700	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,048,512
	Total Asset-Backed Securities	$53,649,792
	Commercial Mortgage-Backed Securities — 28.5%
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class C, 4.352%, 2/15/50(A)(B)	978,080
1,740,000	Benchmark Mortgage Trust, Ser 2018-B5, Class B, 4.570%, 7/15/51	1,648,070
21,686,114	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(B)(C)	625,683
2,395,712	BX Commercial Mortgage Trust, Ser 2025-BCAT, Class D, 144a, (TSFR1M + 2.650%), 6.400%, 8/15/42(A)	2,401,679
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(B)	1,494,316
1,440,000	BX Trust, Ser 2025-ARIA, Class C, 144a, 5.517%, 12/13/42(A)(B)	1,451,152
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 4.514%, 8/15/36(A)	2,186,391
1,000,000	BXHPP Trust, Ser 2021-FILM, Class B, 144a, (TSFR1M + 1.014%), 4.764%, 8/15/36(A)	944,415
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	282,106
1,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	1,156,568
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	283,463

Touchstone Securitized Income ETF (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 28.5% (Continued)
$ 219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	$ 136,004
49,932,474	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.656%, 6/10/51(A)(B)(C)	696,453
31,720,000	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.269%, 9/15/58(A)(B)(C)	1,382,050
257,920	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.399%, 11/15/48(A)(B)	256,251
1,500,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(B)	1,439,818
2,300,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	2,189,687
950,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.653%, 11/13/39(A)(B)	791,386
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.778%, 11/10/32(A)(B)	55,123
41,927,316	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.408%, 3/10/51(A)(B)(C)	300,162
1,914,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.688%, 5/10/49(A)(B)	1,875,875
975,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	867,829
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	43,865
14,332,522	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 0.994%, 5/10/50(A)(B)(C)	158,033
350,000	HONO Mortgage Trust, Ser 2021-LULU, Class C, 144a, (TSFR1M + 1.964%), 5.715%, 10/15/36(A)	343,913
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	970,070
1,116,543	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.091%, 12/15/39(A)	1,114,804
710,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class C, 144a, 4.683%, 3/10/49(A)(B)	697,785
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.683%, 3/10/49(A)(B)	278,687
1,940,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class F, 144a, (TSFR1M + 2.715%), 6.465%, 4/15/38(A)	1,942,415
880,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class G, 144a, (TSFR1M + 3.315%), 7.065%, 4/15/38(A)	881,096
5,484,509	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.426%, 8/15/49(A)(B)(C)	15,676
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, (TSFR1M + 1.997%), 5.748%, 6/15/35(A)	45,623
1,000,000	Morgan Stanley Capital I Trust, Ser 2019-L3, Class C, 3.647%, 11/15/52(A)(B)	880,309
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, (TSFR1M + 2.358%), 6.109%, 12/15/36(A)	2,489
4,973,353	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 0.839%, 8/15/51(A)(B)(C)	89,389
1,355,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(B)	1,196,600
1,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Class B, 3.621%, 10/15/49	963,092
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 28.5% (Continued)
$11,195,749	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.037%, 8/15/53(A)(B)(C)	$ 789,760
1,100,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.641%, 10/15/42(A)	1,096,370
	Total Commercial Mortgage-Backed Securities	$34,952,537
	Non-Agency Collateralized Mortgage Obligations — 18.9%
956,098	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	945,815
1,010,596	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.691%, 8/25/48(A)(B)	984,224
1,799,038	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,491,234
959,104	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.848%, 3/25/44(A)(B)	934,873
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.703%, 1/25/59(A)(B)	332,342
1,363,935	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.407%, 10/25/50(A)(B)	1,193,783
1,431,658	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,280,910
984,770	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.474%, 5/25/49(A)(B)	940,830
2,621,879	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.794%, 5/25/50(A)(B)	2,380,686
1,278,868	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.819%, 6/25/50(A)(B)	1,144,622
1,109,987	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.994%, 11/25/50(A)(B)	995,152
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.946%, 4/25/57(A)(B)	260,905
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.849%, 11/25/58(A)(B)	1,104,975
1,494,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.126%, 7/25/59(A)(B)	1,364,790
293,747	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	249,252
1,223,773	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.842%, 2/25/52(A)(B)	1,051,585
1,313,011	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.777%, 11/25/49(A)(B)	1,216,701
1,818,013	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,510,280
875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.698%, 11/25/60(A)(B)	802,079
1,250,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.856%, 7/25/57(A)(B)	1,091,007
2,257,062	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.962%, 12/25/51(A)(B)	1,922,991
	Total Non-Agency Collateralized Mortgage Obligations	$23,199,036
	Agency Collateralized Mortgage Obligations — 0.7%
4,740,681	FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Class X1, 1.259%, 7/25/26(A)(B)(C)	17,623
38,209,492	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X1, 0.765%, 3/25/28(A)(B)(C)	334,264
8,069,545	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.687%, 5/25/41(A)(B)(C)	232,655
6,875,415	GNMA, Ser 2016-70, Class IO, 0.757%, 4/16/58(A)(B)(C)	271,895
	Total Agency Collateralized Mortgage Obligations	$856,437

Touchstone Securitized Income ETF (Continued)
Principal Amount		Market Value
Corporate Bonds — 0.2%
Financials — 0.2%
$ 300,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.166%, 1/15/27(A)	$ 297,079
Shares
	Short-Term Investment Fund — 7.4%
9,071,211	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	9,071,211
	Total Investment Securities—99.4% (Cost $120,379,041)	$122,026,092
	Other Assets in Excess of Liabilities — 0.6%	679,572
	Net Assets — 100.0%	$122,705,664
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $97,496,721 or 79.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$53,649,792	$—	$53,649,792
Commercial Mortgage-Backed Securities	—	34,952,537	—	34,952,537
Non-Agency Collateralized Mortgage Obligations	—	23,199,036	—	23,199,036
Agency Collateralized Mortgage Obligations	—	856,437	—	856,437
Corporate Bonds	—	297,079	—	297,079
Short-Term Investment Fund	9,071,211	—	—	9,071,211
Total	$9,071,211	$112,954,881	$—	$122,026,092
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income ETF – December 31, 2025
Principal Amount		Market Value
	Corporate Bonds — 45.5%
	Financials — 9.0%
$ 633,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.051%, 8/15/53(A)	$ 633,132
1,545,000	Ares Capital Corp., 5.875%, 3/1/29	1,585,883
1,652,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,503,053
512,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	477,996
1,435,000	Citigroup, Inc., 4.075%, 4/23/29	1,434,498
1,048,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,093,717
455,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	475,547
91,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	91,109
533,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	572,092
1,366,000	First Maryland Capital II, (TSFR3M + 1.112%), 4.965%, 2/1/27(A)	1,354,743
602,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	629,138
1,755,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	1,806,338
797,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	799,172
292,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	287,352
728,000	JPMorgan Chase & Co., Ser W, (TSFR3M + 1.262%), 5.113%, 5/15/47(A)	644,123
1,250,000	Morgan Stanley, 2.484%, 9/16/36	1,100,504
1,302,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	1,281,362
657,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	677,622
1,536,000	State Street Corp., (TSFR3M + 1.262%), 4.985%, 6/15/47(A)†	1,372,357
1,576,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.783%, 5/15/27(A)	1,566,286
1,219,000	Wells Fargo & Co., (TSFR3M + 0.762%), 4.666%, 1/15/27(A)	1,218,854
		20,604,878
	Energy — 8.8%
219,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	225,023
1,116,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,093,757
1,981,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,827,475
588,000	Ecopetrol SA (Colombia), 7.750%, 2/1/32	605,146
1,081,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	1,091,093
572,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.133%, 11/1/66(A)†	572,476
1,356,000	HF Sinclair Corp., 5.000%, 2/1/28	1,356,262
843,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	801,239
579,948	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	508,592
1,594,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,597,020
655,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	632,075
1,399,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,627,482
494,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	501,410
1,457,000	Ovintiv, Inc., 7.200%, 11/1/31	1,610,122
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	730,671
565,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.223%(A)(B)	566,603
575,000	Pluspetrol SA (Argentina), 144a, 8.500%, 5/30/32	583,665
385,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	389,320
1,769,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,567,756
786,000	SM Energy Co., 144a, 7.000%, 8/1/32	772,692
498,000	Sunoco LP, 144a, 7.875%(B)	511,583
635,000	Valaris Ltd., 144a, 8.375%, 4/30/30	660,637
455,000	Venture Global LNG, Inc., 144a, 9.000%(B)	359,327
		20,191,426
Principal Amount		Market Value
	Corporate Bonds — 45.5% (Continued)
	Consumer Discretionary — 7.4%
$ 577,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	$ 584,151
282,000	Beazer Homes USA, Inc., 7.250%, 10/15/29	288,199
583,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	571,241
53,000	Carnival Corp., 144a, 5.125%, 5/1/29	53,588
346,000	Carnival Corp., 144a, 5.875%, 6/15/31	357,385
850,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	817,928
740,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	754,803
1,506,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,515,300
1,989,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,815,429
371,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	369,509
1,258,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,256,908
598,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	586,261
1,385,000	Mattel, Inc., 5.450%, 11/1/41	1,305,632
1,815,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,783,810
851,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	818,115
1,205,000	Polaris, Inc., 5.600%, 3/1/31	1,218,478
622,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	619,166
1,555,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,548,114
614,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	651,477
		16,915,494
	Industrials — 4.5%
1,280,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,315,016
812,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	797,082
605,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	610,252
614,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	661,033
1,749,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	1,797,424
645,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	658,410
523,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	523,834
391,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	413,784
1,631,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.848%, 2/15/42(A)	1,469,800
1,352,000	Timken Co. (The), 4.500%, 12/15/28	1,362,827
662,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	662,158
		10,271,620
	Utilities — 4.2%
1,795,000	Calpine Corp., 144a, 5.000%, 2/1/31	1,823,147
1,481,000	CMS Energy Corp., 4.750%, 6/1/50	1,456,895
1,191,000	Edison International, 4.125%, 3/15/28	1,177,372
585,000	Edison International, 7.875%, 6/15/54	610,404
523,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	489,055
450,000	Eskom Holdings (South Africa), 144a, 8.450%, 8/10/28	482,577
1,129,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,127,432
966,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 5.990%, 10/1/66(A)	845,113
880,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.387%), 6.110%, 6/15/67(A)	778,706
412,929	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	422,736
520,000	South Jersey Industries, Inc., 5.020%, 4/15/31	450,915
		9,664,352
	Consumer Staples — 3.8%
173,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	171,054

Touchstone Strategic Income ETF (Continued)
Principal Amount		Market Value
	Corporate Bonds — 45.5% (Continued)
	Consumer Staples — 3.8% (Continued)
$ 1,305,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	$ 1,335,018
1,575,000	Global Payments, Inc., 5.200%, 11/15/32	1,577,399
579,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	609,336
1,730,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,785,718
1,730,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,812,054
602,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	580,151
695,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	739,697
		8,610,427
	Real Estate — 2.3%
1,838,000	Sabra Health Care LP REIT, 3.900%, 10/15/29†	1,801,471
1,532,000	Store Capital LLC REIT, 2.700%, 12/1/31	1,354,616
424,000	Store Capital LLC REIT, 4.625%, 3/15/29	422,609
1,800,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,797,693
		5,376,389
	Communication Services — 2.2%
557,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	511,942
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	153,235
299,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	305,593
303,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	227,211
1,411,000	Meta Platforms, Inc., 4.600%, 11/15/32	1,424,246
605,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	590,043
1,845,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,795,462
		5,007,732
	Health Care — 1.3%
630,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	634,688
1,485,000	HCA, Inc., 5.450%, 4/1/31	1,551,161
812,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	809,768
		2,995,617
	Information Technology — 1.0%
1,174,000	Micron Technology, Inc., 2.703%, 4/15/32	1,054,476
1,117,000	Paychex, Inc., 5.600%, 4/15/35	1,171,352
		2,225,828
	Materials — 1.0%
691,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	267,763
809,000	LYB International Finance III LLC, 6.150%, 5/15/35	830,403
566,000	Magnera Corp., 144a, 4.750%, 11/15/29†	523,122
539,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	550,814
		2,172,102
	Total Corporate Bonds	$104,035,865
	U.S. Treasury Obligations — 27.1%
900,000	U.S. Treasury Bond, 4.250%, 8/15/54	817,313
130,000	U.S. Treasury Bond, 4.500%, 11/15/54	123,155
4,495,000	U.S. Treasury Bond, 4.625%, 11/15/45	4,408,612
12,935,000	U.S. Treasury Bond, 4.750%, 2/15/45	12,916,305
8,965,000	U.S. Treasury Bond, 4.750%, 8/15/55	8,852,937
8,739,939	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	8,310,005
19,830,000	U.S. Treasury Note, 3.750%, 4/15/28	19,936,896
6,475,000	U.S. Treasury Note, 4.250%, 8/15/35	6,535,703
	Total U.S. Treasury Obligations	$61,900,926
Principal Amount		Market Value
	Asset-Backed Securities — 10.4%
$ 750,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 5.764%, 4/19/34(A)	$ 750,983
760,200	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	814,138
420,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	417,576
1,015,000	Cajun Global LLC, Ser 2025-2A, Class M, 144a, 8.720%, 11/20/55	1,007,707
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.594%, 7/16/35(A)	1,000,672
1,039,942	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	1,024,110
700,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.555%, 10/15/30(A)	700,326
1,267,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.305%, 10/15/34(A)	1,255,888
686,000	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	727,623
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.544%, 4/16/34(A)	700,347
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.144%, 4/16/34(A)	698,643
1,095,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,134,397
686,250	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	684,779
1,425,000	Hardee's Funding LLC, Ser 2020-1A, Class A2, 144a, 3.981%, 12/20/50	1,379,132
1,202,500	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,164,050
1,380,225	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,379,199
1,146,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,100,033
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 5.684%, 10/20/30(A)	1,001,869
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	615,051
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	513,465
787,000	Oxford Finance Funding Trust LLC, Ser 2025-1A, Class B, 144a, 6.486%, 2/15/35	789,626
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.788%, 7/15/33(A)	1,002,440
1,115,875	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,156,505
1,113,750	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	1,126,875
790,000	Vital Care Issuer LLC, Ser 2025-1A, Class A2, 144a, 6.737%, 1/30/56	797,113
957,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	903,890
	Total Asset-Backed Securities	$23,846,437
	Commercial Mortgage-Backed Securities — 7.8%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.038%, 9/15/55(A)(C)(D)	340,441

Touchstone Strategic Income ETF (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 7.8% (Continued)
$ 435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(D)	$ 457,920
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,054,223
11,008,027	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(C)(D)	317,601
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(D)	1,758,160
660,000	BX Trust, Ser 2025-ARIA, Class C, 144a, 5.517%, 12/13/42(A)(D)	665,111
1,059,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class B, 4.199%, 6/15/50(A)(D)	1,029,771
1,015,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class C, 4.887%, 6/15/50(A)(D)	980,781
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	588,489
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(D)	240,430
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	776,278
14,445,000	CRB Commercial Mortgage Trust, Ser 2025-CRE1, Class XA, 144a, 1.269%, 9/15/58(A)(C)(D)	629,373
600,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(D)	575,927
1,500,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,428,056
540,000	DK Trust, Ser 2025-LXP, Class D, 144a, (TSFR1M + 2.891%), 6.625%, 8/15/37(A)	541,339
1,500,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.688%, 5/10/49(A)(D)	1,470,121
440,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class D, 144a, 2.753%, 5/10/49	391,636
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	417,130
1,262,180	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.091%, 12/15/39(A)	1,260,214
640,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class G, 144a, (TSFR1M + 3.315%), 7.065%, 4/15/38(A)	640,797
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	274,737
620,000	UBS Commercial Mortgage Trust, Ser 2019-C17, Class C, 3.758%, 10/15/52(A)(D)	547,522
1,115,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.641%, 10/15/42(A)	1,111,321
456,302	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 3.956%, 5/15/45(A)(D)	418,657
	Total Commercial Mortgage-Backed Securities	$17,916,035
	Non-Agency Collateralized Mortgage Obligations — 5.7%
755,985	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(D)	747,854
1,010,596	CIM Trust, Ser 2018-INV1, Class B4, 144a, 4.691%, 8/25/48(A)(D)	984,224
1,273,318	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(D)	1,144,258
764,181	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(D)	633,434
695,597	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(D)	576,585
536,872	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(D)	480,341
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 5.7% (Continued)
$ 1,820,207	JP Morgan Mortgage Trust, Ser 2018-6, Class B2, 144a, 3.900%, 12/25/48(A)(D)	$ 1,696,767
492,385	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.474%, 5/25/49(A)(D)	470,415
639,434	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.819%, 6/25/50(A)(D)	572,311
621,592	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 3.994%, 11/25/50(A)(D)	557,285
730,313	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(D)	664,257
794,417	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(D)	690,274
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.849%, 11/25/58(A)(D)	913,203
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.126%, 7/25/59(A)(D)	540,630
379,637	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.842%, 2/25/52(A)(D)	326,222
490,191	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.777%, 11/25/49(A)(D)	454,235
900,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.856%, 7/25/57(A)(D)	785,525
1,050,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	865,692
	Total Non-Agency Collateralized Mortgage Obligations	$13,103,512
Shares
	Common Stocks — 1.5%
	Financials — 0.4%
6,981	Bank of America Corp.	383,955
456	Goldman Sachs Group, Inc. (The)	400,824
		784,779
	Health Care — 0.3%
1,937	Johnson & Johnson	400,862
3,784	Medtronic PLC	363,491
		764,353
	Industrials — 0.3%
2,176	RTX Corp.	399,078
4,856	Stanley Black & Decker, Inc.	360,704
		759,782
	Information Technology — 0.3%
1,284	International Business Machines Corp.	380,334
1,959	Texas Instruments, Inc.	339,867
		720,201
	Energy — 0.2%
3,198	Exxon Mobil Corp.	384,847
	Total Common Stocks	$3,413,962
Principal Amount
	Sovereign Government Obligations — 0.4%
$ 9,280	Ghana Government International Bond, 144a, 7/3/26#	9,109
422,933	Ghana Government International Bond, 144a, 1/3/30#	373,544

Touchstone Strategic Income ETF (Continued)
Principal Amount		MarketValue
	Sovereign Government Obligations — 0.4% (Continued)
$ 140,360	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(D)	$ 137,665
453,330	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	434,451
	Total Sovereign Government Obligations	$954,769
Shares
	Short-Term Investment Fund — 1.5%
3,478,910	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω**	3,478,910
	Total Investment Securities—99.9% (Cost $224,882,365)	$228,650,416
	Other Assets in Excess of Liabilities — 0.1%	278,720
	Net Assets — 100.0%	$228,929,136
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $1,994,721.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $99,000,416 or 43.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$104,035,865	$—	$104,035,865
U.S. Treasury Obligations	—	61,900,926	—	61,900,926
Asset-Backed Securities	—	23,846,437	—	23,846,437
Commercial Mortgage-Backed Securities	—	17,916,035	—	17,916,035
Non-Agency Collateralized Mortgage Obligations	—	13,103,512	—	13,103,512
Common Stocks	3,413,962	—	—	3,413,962
Sovereign Government Obligations	—	954,769	—	954,769
Short-Term Investment Fund	3,478,910	—	—	3,478,910
Total	$6,892,872	$221,757,544	$—	$228,650,416
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Income ETF – December 31, 2025
Principal Amount		Market Value
	Asset-Backed Securities — 33.5%
$ 294,753	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 296,643
1,825,000	Affirm Asset Securitization Trust, Ser 2025-X2, Class B, 144a, 4.560%, 10/15/30	1,828,058
9,023	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 4.784%, 7/20/31(A)	9,023
156,456	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	156,653
342,734	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	345,580
552	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	552
2,075,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	2,092,457
1,723,000	American Credit Acceptance Receivables Trust, Ser 2023-2, Class D, 144a, 6.470%, 8/13/29	1,740,233
615,453	American Credit Acceptance Receivables Trust, Ser 2023-4, Class C, 144a, 6.990%, 9/12/30	620,053
846,470	American Credit Acceptance Receivables Trust, Ser 2024-1, Class C, 144a, 5.630%, 1/14/30	850,325
2,983,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	3,007,593
1,688,351	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	1,680,427
2,255,000	Apidos CLO XXIV (Cayman Islands), Ser 2016-24A, Class A2LX, 144a, (TSFR3M + 1.612%), 5.496%, 10/20/30(A)	2,258,755
2,283,475	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	2,224,235
212,896	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 4.964%, 7/19/31(A)	212,893
2,620,000	Ballyrock CLO Ltd. (Cayman Islands), Ser 2019-2A, Class XR3, 144a, (TSFR3M + 0.850%), 4.739%, 10/25/38(A)	2,619,908
1,388,000	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 5.541%, 7/24/35(A)	1,388,322
1,497,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	1,513,334
2,481,870	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 4.834%, 4/20/31(A)	2,482,862
886,626	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 4.870%, 10/21/31(A)	886,773
477,988	CPS Auto Receivables Trust, Ser 2024-A, Class B, 144a, 5.650%, 5/15/28	478,566
110,338	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	110,428
142,850	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	143,090
595,000	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	599,152
211,200	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	207,172
2,265,000	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	2,266,604
573,171	Driven Brands Funding LLC, Ser 2019-2A, Class A2, 144a, 3.981%, 10/20/49	569,405
1,272,191	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 4.905%, 1/15/31(A)	1,272,413
Principal Amount		Market Value
	Asset-Backed Securities — 33.5% (Continued)
$ 4,500,000	DT Auto Owner Trust, Ser 2021-3A, Class E, 144a, 2.650%, 9/15/28	$ 4,487,752
94,721	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	90,749
1,044,000	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 4.834%, 7/20/38(A)	1,043,973
382,350	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	379,592
2,900,000	Exeter Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.040%, 12/15/28	2,883,579
473,354	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	476,077
2,052,000	Flatiron CLO 20 Ltd. (Cayman Islands), Ser 2020-1A, Class XR, 144a, (TSFR3M + 0.900%), 4.789%, 11/20/38(A)	2,053,964
373,524	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.134%, 4/20/33(A)	373,423
1,750,000	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.727%, 7/20/33(A)	1,750,612
100,541	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	100,881
131,189	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	131,192
3,400,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	3,396,316
241,602	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	240,484
1,496,727	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	1,508,784
1,433,570	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	1,447,259
442,952	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	447,646
1,200,000	Golub Capital Partners CLO 61M, Ser 2022-61A, Class A1B, 144a, 4.550%, 7/25/35	1,202,764
4,071,750	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	4,063,024
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	684,266
1,522,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 5.122%, 4/17/34(A)	1,520,831
970,743	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	958,278
154,700	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	154,374
1,927,522	Hilton Grand Vacations Trust, Ser 2022-1D, Class A, 144a, 3.610%, 6/20/34	1,919,584
344,063	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	342,788
1,438,275	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	1,427,153
3,482,625	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	3,371,268
3,641,138	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	3,638,431
427,324	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	428,665
871,421	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 4.817%, 10/22/30(A)	871,710

Touchstone Ultra Short Income ETF (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 33.5% (Continued)
$ 371,250	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 4.805%, 1/15/38(A)	$ 371,262
722,110	MVW LLC, Ser 2021-2A, Class A, 144a, 1.430%, 5/20/39	686,697
972,500	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	985,587
355,397	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 4.663%, 2/14/31(A)	355,421
247,839	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	248,004
2,000,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	2,006,085
5,200,000	OneMain Financial Issuance Trust, Ser 2019-2A, Class A, 144a, 3.140%, 10/14/36	5,126,704
975,000	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	948,890
611,616	OneMain Financial Issuance Trust, Ser 2022-S1, Class A, 144a, 4.130%, 5/14/35	611,509
300,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class A2, 144a, 6.675%, 1/14/32	305,500
670,533	Oxford Finance Funding Trust, Ser 2023-1A, Class B, 144a, 7.879%, 2/15/31	680,569
79,796	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 5.034%, 1/20/31(A)	79,793
2,600,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 5.228%, 7/15/33(A)	2,600,543
414,286	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 4.875%, 1/15/38(A)	414,288
111,000	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.176%, 4/20/31(A)	111,006
1,500,000	Santander Drive Auto Receivables Trust, Ser 2021-4, Class E, 144a, 4.030%, 3/15/29	1,499,518
173,186	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	173,970
388,802	SCF Equipment Leasing LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	390,105
478,996	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	478,057
1,347,505	Sierra Timeshare Receivables Funding LLC, Ser 2021-2A, Class A, 144a, 1.350%, 9/20/38	1,341,892
177,750	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	184,415
828,287	Sierra Timeshare Receivables Funding LLC, Ser 2024-2A, Class C, 144a, 5.830%, 6/20/41	841,568
390,223	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 4.846%, 10/25/48(A)	390,602
60,978	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 5.090%, 4/25/31(A)	60,978
709,903	Westlake Automobile Receivables Trust, Ser 2022-2A, Class D, 144a, 5.480%, 9/15/27	712,027
333,844	Westlake Automobile Receivables Trust, Ser 2022-3A, Class C, 144a, 6.440%, 12/15/27	334,676
820,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	829,353
Principal Amount		Market Value
	Asset-Backed Securities — 33.5% (Continued)
$ 2,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	$ 2,045,353
1,700,000	Woodmont LP (Cayman Islands), Ser 2025-14A, Class A1, 144a, (TSFR3M + 1.250%), 4.986%, 1/20/34(A)	1,700,405
	Total Asset-Backed Securities	$99,771,705
	Corporate Bonds — 32.2%
	Financials — 8.0%
1,500,000	Ares Capital Corp., 2.150%, 7/15/26	1,480,721
892,000	Ares Capital Corp., 3.875%, 1/15/26	891,932
2,470,000	Barclays PLC (United Kingdom), 5.200%, 5/12/26	2,480,771
615,000	Citibank NA, (SOFR + 0.708%), 4.532%, 8/6/26(A)	616,103
2,535,000	Citizens Financial Group, Inc., 2.850%, 7/27/26	2,517,253
425,000	Comerica, Inc., 3.800%, 7/22/26	423,557
1,021,000	Fifth Third Bank NA, (SOFR + 0.810%), 4.697%, 1/28/28(A)	1,022,970
250,000	Huntington National Bank (The), 4.871%, 4/12/28	252,082
1,995,000	Jackson National Life Global Funding, 144a, 4.900%, 1/13/27	2,011,136
400,000	JPMorgan Chase & Co., 4.125%, 12/15/26	400,753
411,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 4.615%, 2/1/27(A)	408,002
450,000	Nomura Holdings, Inc. (Japan), 2.329%, 1/22/27	442,094
3,300,000	Ontario Teachers' Cadillac Fairview Properties Trust (Canada), 144a, 3.875%, 3/20/27	3,294,464
1,000,000	Pacific Life Global Funding II, 144a, (SOFR + 0.620%), 4.366%, 6/4/26(A)	1,001,605
735,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	723,350
650,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	640,259
3,225,000	Truist Financial Corp., (TSFR3M + 0.912%), 4.635%, 3/15/28(A)	3,160,258
2,000,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.783%, 5/15/27(A)	1,987,673
		23,754,983
	Industrials — 6.1%
4,530,000	Berry Global, Inc., 1.570%, 1/15/26	4,525,466
1,100,000	Berry Global, Inc., 144a, 4.875%, 7/15/26	1,100,203
1,900,000	CNH Industrial Capital LLC, 4.500%, 10/8/27	1,911,725
550,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	544,980
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	253,651
1,200,000	L3Harris Technologies, Inc., 7.000%, 1/15/26	1,200,827
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,004,837
2,935,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 3.400%, 11/15/26	2,915,467
1,500,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.450%, 1/29/26	1,500,500
2,081,000	Sealed Air Corp., 144a, 1.573%, 10/15/26	2,036,656
1,047,000	Silgan Holdings, Inc., 144a, 1.400%, 4/1/26	1,038,132
		18,032,444
	Consumer Discretionary — 4.3%
2,845,000	Daimler Truck Finance North America LLC (Germany), 144a, 4.300%, 8/12/27	2,857,903
1,119,000	General Motors Financial Co., Inc., (SOFRINDX + 1.050%), 5.009%, 7/15/27(A)	1,120,332
2,977,000	General Motors Financial Co., Inc., 5.400%, 4/6/26	2,987,369
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	505,743
1,143,000	Hyundai Capital America, 144a, 5.300%, 3/19/27	1,159,277

Touchstone Ultra Short Income ETF (Continued)
Principal Amount		Market Value
	Corporate Bonds — 32.2% (Continued)
	Consumer Discretionary — 4.3% (Continued)
$ 590,000	Hyundai Capital America, 144a, 5.500%, 3/30/26	$ 591,906
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.522%, 7/31/26(A)	1,001,884
1,145,000	Volkswagen Group of America Finance LLC (Germany), 144a, 4.850%, 8/15/27	1,156,074
568,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.400%, 3/20/26	569,474
800,000	Volkswagen Group of America Finance LLC (Germany), 144a, 5.700%, 9/12/26	808,353
		12,758,315
	Energy — 3.6%
3,602,000	Continental Resources, Inc., 144a, 2.268%, 11/15/26	3,528,346
1,330,000	ONEOK, Inc., 4.000%, 7/13/27	1,328,631
1,230,000	ONEOK, Inc., 5.550%, 11/1/26	1,243,324
4,475,000	Suncor Energy, Inc. (Canada), 7.875%, 6/15/26	4,545,651
		10,645,952
	Consumer Staples — 2.3%
4,577,000	Global Payments, Inc., 4.800%, 4/1/26	4,577,933
2,363,000	Triton Container International Ltd. (Bermuda), 144a, 2.050%, 4/15/26	2,344,489
		6,922,422
	Real Estate — 2.2%
1,445,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,431,392
1,124,000	Boston Properties LP REIT, 2.750%, 10/1/26	1,112,303
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 4.646%, 4/16/27(A)	1,003,286
2,750,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	2,746,932
300,000	WEA Finance LLC REIT (France), 144a, 2.875%, 1/15/27	295,298
		6,589,211
	Health Care — 2.1%
1,300,000	Elevance Health, Inc., 4.500%, 10/30/26	1,305,613
4,180,000	HCA, Inc., 5.250%, 6/15/26	4,183,265
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.459%, 7/15/26(A)	766,223
		6,255,101
	Materials — 1.7%
500,000	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 144a, 3.400%, 12/1/26	497,341
2,508,000	Nutrien Ltd. (Canada), 4.000%, 12/15/26	2,507,247
1,938,000	Yara International ASA (Brazil), 144a, 3.800%, 6/6/26	1,932,333
		4,936,921
	Utilities — 1.5%
954,000	Brooklyn Union Gas Co. (The), 144a, 3.407%, 3/10/26	952,779
1,821,000	ITC Holdings Corp., 3.250%, 6/30/26	1,812,371
1,368,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	1,353,872
500,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	503,569
		4,622,591
	Information Technology — 0.4%
1,279,000	Kyndryl Holdings, Inc., 2.050%, 10/15/26	1,258,060
	Total Corporate Bonds	$95,776,000
	Commercial Mortgage-Backed Securities — 19.5%
799,565	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	810,137
1,385,000	BANK, Ser 2017-BNK6, Class AS, 3.741%, 7/15/60(A)(B)	1,361,721
2,100,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2016-UB10, Class AS, 3.385%, 7/15/49	2,077,164
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.5% (Continued)
$ 849,227	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.199%, 12/16/36(A)	$ 849,567
609,911	BX Commercial Mortgage Trust, Ser 2021-21M, Class A, 144a, (TSFR1M + 0.844%), 4.594%, 10/15/36(A)	609,544
1,498,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 4.842%, 10/15/36(A)	1,497,099
1,327,900	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 5.041%, 10/15/36(A)	1,326,703
780,161	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class B, 144a, (TSFR1M + 1.364%), 5.114%, 11/15/38(A)	779,221
2,520,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 5.062%, 2/15/39(A)	2,516,857
468,312	BX Trust, Ser 2021-RISE, Class B, 144a, (TSFR1M + 1.364%), 5.114%, 11/15/36(A)	467,879
1,670,357	BX Trust, Ser 2021-SDMF, Class C, 144a, (TSFR1M + 1.002%), 4.752%, 9/15/34(A)	1,664,382
668,143	BX Trust, Ser 2021-SDMF, Class D, 144a, (TSFR1M + 1.501%), 5.251%, 9/15/34(A)	665,752
1,100,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	1,092,200
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	996,119
3,320,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class AS, 3.514%, 5/10/49	3,279,878
2,583,800	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class A5, 3.090%, 1/15/49	2,574,738
394,366	GPMT Ltd., Ser 2021-FL3, Class A, 144a, (TSFR1M + 1.614%), 5.349%, 7/16/35(A)	394,143
2,000,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.194%, 11/5/38(A)(B)	1,992,811
1,100,000	Hilton USA Trust, Ser 2016-HHV, Class C, 144a, 4.194%, 11/5/38(A)(B)	1,093,816
1,825,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	1,810,142
3,150,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class A, 144a, 2.854%, 9/6/38(A)(B)	3,115,194
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	825,000
1,715,675	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 4.820%, 8/15/38(A)	1,708,601
1,447,838	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 5.881%, 6/19/37(A)	1,448,291
2,400,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class F, 144a, (TSFR1M + 2.715%), 6.465%, 4/15/38(A)	2,402,988
1,090,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	1,084,209
1,175,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	1,163,157
1,625,000	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	1,594,434
2,060,000	Morgan Stanley Capital I Trust, Ser 2017-H1, Class AS, 3.773%, 6/15/50	2,030,301
1,148,985	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	1,145,867

Touchstone Ultra Short Income ETF (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 19.5% (Continued)
$ 1,915,000	Shops at Crystals Trust, Ser 2016-CSTL, Class B, 144a, 3.528%, 7/5/36	$ 1,903,465
1,615,000	Shops at Crystals Trust, Ser 2016-CSTL, Class C, 144a, 3.731%, 7/5/36(A)(B)	1,606,020
3,170,990	SMR Mortgage Trust, Ser 2022-IND, Class A, 144a, (TSFR1M + 1.650%), 5.400%, 2/15/39(A)	3,170,446
1,400,000	SREIT Trust, Ser 2021-MFP2, Class A, 144a, (TSFR1M + 0.936%), 4.686%, 11/15/36(A)	1,399,575
3,864,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	3,916,774
1,464,362	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	1,461,415
	Total Commercial Mortgage-Backed Securities	$57,835,610
	Commercial Paper — 7.9%
2,500,000	Columbia Pipelines Holding Co. LLC, 4.019%, 1/29/26(C)	2,492,282
10,900,000	New Jersey Natural Gas Co., 3.801%, 1/2/26(C)	10,897,646
10,230,000	WEC Energy Group, Inc., 3.771%, 1/2/26(C)	10,227,811
	Total Commercial Paper	$23,617,739
	Non-Agency Collateralized Mortgage Obligations — 7.1%
1,671,117	BRAVO Residential Funding Trust, Ser 2023-NQM1, Class A1, 144a, 5.757%, 1/25/63(A)(B)	1,665,797
634,860	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	623,580
16,347	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	16,298
2,573,248	Finance of America HECM Buyout, Ser 2025-HB1, Class A, 144a, 4.500%, 11/25/28(A)(B)	2,564,070
2,908,925	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	2,931,479
317,884	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	314,738
225,804	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	224,070
471,597	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	469,283
799,805	Mill City Mortgage Loan Trust, Ser 2017-3, Class M1, 144a, 3.250%, 1/25/61(A)(B)	791,399
373,637	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.710%, 6/25/56(A)(B)	370,987
1,151,838	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	1,163,801
1,342,501	OBX Trust, Ser 2024-NQM2, Class A1, 144a, 5.878%, 12/25/63(A)(B)	1,351,373
1,223,539	OBX Trust, Ser 2024-NQM3, Class A1, 144a, 6.129%, 12/25/63(A)(B)	1,235,506
1,315,776	OBX Trust, Ser 2024-NQM4, Class A1, 144a, 6.067%, 1/25/64(A)(B)	1,327,028
573,354	PRPM LLC, Ser 2024-RCF4, Class A1, 144a, 4.000%, 7/25/54(A)(B)	567,922
1,302,005	PRPM LLC, Ser 2024-RCF5, Class A1, 144a, 4.000%, 8/25/54(A)(B)	1,287,216
1,766,064	PRPM Trust, Ser 2023-NQM1, Class A1, 144a, 6.234%, 1/25/68(A)(B)	1,760,272
491,148	Sequoia Mortgage Trust, Ser 2023-5, Class A10, 144a, 5.806%, 12/25/53(A)(B)	490,864
225,244	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.698%, 11/25/60(A)(B)	223,722
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 7.1% (Continued)
$ 410,289	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	$ 407,000
589,378	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	587,145
462,533	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	460,899
272,904	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	270,151
	Total Non-Agency Collateralized Mortgage Obligations	$21,104,600
	Total Investment Securities—100.2% (Cost $297,650,684)	$298,105,654
	Liabilities in Excess of Other Assets — (0.2%)	(559,246)
	Net Assets — 100.0%	$297,546,408
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $190,618,348 or 64.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$99,771,705	$—	$99,771,705
Corporate Bonds	—	95,776,000	—	95,776,000
Commercial Mortgage-Backed Securities	—	57,835,610	—	57,835,610
Commercial Paper	—	23,617,739	—	23,617,739
Non-Agency Collateralized Mortgage Obligations	—	21,104,600	—	21,104,600
Total	$—	$298,105,654	$—	$298,105,654
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – December 31, 2025
Shares		Market Value
	Common Stocks — 97.3%
	Information Technology — 31.3%
15,187	Apple, Inc.	$ 4,128,738
3,008	Applied Materials, Inc.	773,026
9,763	Microsoft Corp.	4,721,582
20,711	NVIDIA Corp.	3,862,601
7,082	Oracle Corp.	1,380,353
3,696	Salesforce, Inc.	979,107
4,111	Texas Instruments, Inc.	713,217
2,947	Workday, Inc. - Class A*	632,957
		17,191,581
	Communication Services — 16.9%
15,039	Alphabet, Inc. - Class C	4,719,238
13,457	Comcast Corp. - Class A	402,230
5,046	Meta Platforms, Inc. - Class A	3,330,814
3,803	Netflix, Inc.*	356,569
4,339	Walt Disney Co. (The)	493,648
		9,302,499
	Financials — 15.1%
32,164	Bank of America Corp.	1,769,020
1,903	Berkshire Hathaway, Inc. - Class B*	956,543
10,962	Charles Schwab Corp. (The)	1,095,213
1,465	Goldman Sachs Group, Inc. (The)	1,287,735
1,826	LPL Financial Holdings, Inc.	652,192
466	Markel Group, Inc.*	1,001,737
4,300	PayPal Holdings, Inc.	251,034
3,598	Visa, Inc. - Class A	1,261,855
		8,275,329
	Health Care — 10.8%
4,542	Becton Dickinson & Co.	881,466
5,714	BioMarin Pharmaceutical, Inc.*	339,583
10,007	Bristol-Myers Squibb Co.	539,778
1,194	Cencora, Inc.	403,274
1,706	HCA Healthcare, Inc.	796,463
6,153	Johnson & Johnson	1,273,363
10,653	Medtronic PLC	1,023,327
1,977	UnitedHealth Group, Inc.	652,627
		5,909,881
	Consumer Discretionary — 8.4%
6,233	Airbnb, Inc. - Class A*	845,943
12,998	Amazon.com, Inc.*	3,000,198
5,691	Las Vegas Sands Corp.	370,427
4,648	Starbucks Corp.	391,408
		4,607,976
	Industrials — 7.2%
4,714	Boeing Co. (The)*	1,023,504
1,310	Deere & Co.	609,897
Shares		Market Value
	Common Stocks — 97.3% (Continued)
	Industrials — 7.2% (Continued)
1,142	Hubbell, Inc.	$ 507,173
2,191	RTX Corp.	401,829
7,419	SS&C Technologies Holdings, Inc.	648,569
4,167	Stanley Black & Decker, Inc.	309,525
5,518	Uber Technologies, Inc.*	450,876
		3,951,373
	Consumer Staples — 3.6%
10,176	Monster Beverage Corp.*	780,194
7,640	Philip Morris International, Inc.	1,225,456
		2,005,650
	Energy — 2.0%
9,067	Exxon Mobil Corp.	1,091,123
	Real Estate — 1.5%
2,429	Jones Lang LaSalle, Inc.*	817,286
	Materials — 0.5%
4,379	International Flavors & Fragrances, Inc.	295,101
	Total Common Stocks	$53,447,799
	Short-Term Investment Fund — 2.8%
1,516,407	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	1,516,407
	Total Investment Securities—100.1% (Cost $43,720,962)	$54,964,206
	Liabilities in Excess of Other Assets — (0.1%)	(67,693)
	Net Assets — 100.0%	$54,896,513
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,447,799	$—	$—	$53,447,799
Short-Term Investment Fund	1,516,407	—	—	1,516,407
Total	$54,964,206	$—	$—	$54,964,206
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
December 31, 2025
	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone International Equity ETF	Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Touchstone Sands Capital US Select Growth ETF
Assets
Investments, at cost	$32,927,434	$60,229,694	$101,705,863	$7,829,683	$98,941,069
Investments, at market value *	$37,816,176	$74,952,089	$102,775,099	$9,009,816	$109,196,549
Cash	—	—	205,140	—	—
Foreign currency †	—	10,031	8	479	—
Dividends and interest receivable	50,688	105,867	59,386	11,724	9,148
Receivable for investments sold	—	409,828	57,517	—	—
Receivable for securities lending income	—	558	—	—	—
Receivable from Investment Adviser	2,526	—	—	6,443	—
Tax reclaim receivable	—	99,200	42,095	—	—
Total Assets	37,869,390	75,577,573	103,139,245	9,028,462	109,205,697

Liabilities
Due to custodian	—	—	—	—	—
Payable for return of collateral for securities on loan	—	585,955	—	—	—
Deferred foreign capital gains tax	—	—	—	71,828	—
Payable for investments purchased	—	—	—	—	—
Payable to Investment Adviser	—	9,271	10,507	—	41,231
Payable to other affiliates	7,186	11,370	14,448	3,912	15,011
Payable to Trustees	15,247	15,247	15,247	15,247	15,247
Payable for professional services	28,783	26,983	34,150	29,960	31,442
Payable for reports to shareholders	2,872	4,109	2,683	2,680	3,052
Payable for transfer agent services	36,314	49,647	7,299	7,437	7,105
Other accrued expenses and liabilities	3,502	17,384	4,987	6,038	3,097
Total Liabilities	93,904	719,966	89,321	137,102	116,185
Net Assets	$37,775,486	$74,857,607	$103,049,924	$8,891,360	$109,089,512
Net assets consist of:
Paid-in capital	34,264,367	65,439,326	102,330,622	7,817,009	104,123,281
Distributable earnings (deficit)	3,511,119	9,418,281	719,302	1,074,351	4,966,231
Net Assets	$37,775,486	$74,857,607	$103,049,924	$8,891,360	$109,089,512
Pricing of shares outstanding
Net assets applicable to shares outstanding	$37,775,486	$74,857,607	$103,049,924	$8,891,360	$109,089,512
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,075,000	1,934,855	3,950,000	300,000	3,850,000
Net asst value, offering price and redemption price per share	$35.14	$38.69	$26.09	$29.64	$28.33
*Includes market value of securities on loan of:	$—	$556,335	$—	$—	$—
†Cost of foreign currency:	$—	$10,020	$8	$472	$—
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF

$120,379,041	$224,882,365	$297,650,684	$43,720,962
$122,026,092	$228,650,416	$298,105,654	$54,964,206
—	—	—	—
—	—	—	—
798,593	2,520,142	1,646,339	32,998
—	—	—	—
—	1,190	—	—
—	—	—	—
—	—	—	—
122,824,685	231,171,748	299,751,993	54,997,204

—	—	1,238,401	—
—	2,062,539	—	—
—	—	—	—
—	—	822,757	—
5,555	45,424	5,934	4,642
16,094	28,456	35,431	9,079
15,247	15,247	15,247	15,247
36,043	39,162	39,715	28,950
2,868	3,306	3,588	2,857
36,314	36,314	36,314	36,314
6,900	12,164	8,198	3,602
119,021	2,242,612	2,205,585	100,691
$122,705,664	$228,929,136	$297,546,408	$54,896,513

121,058,612	225,901,823	297,089,183	44,453,447
1,647,052	3,027,313	457,225	10,443,066
$122,705,664	$228,929,136	$297,546,408	$54,896,513

$122,705,664	$228,929,136	$297,546,408	$54,896,513
4,700,000	8,850,000	11,754,000	1,300,000
$26.11	$25.87	$25.31	$42.23
$—	$1,994,721	$—	$—
$—	$—	$—	$—

Statements of Operations For the Year or Period Ended December 31, 2025
	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone International Equity ETF(A)	Touchstone Sands Capital Emerging Markets ex-China Growth ETF(B)	Touchstone Sands Capital US Select Growth ETF(C)
Investment Income
Dividends*	$930,908	$1,689,458	$809,263	$85,261	$201,175
Interest	—	—	—	—	—
Income from securities loaned	25	4,409	393	41	18,561
Total Investment Income	930,933	1,693,867	809,656	85,302	219,736
Expenses
Investment advisory fees	198,387	331,359	297,765	50,644	421,371
Administration fees	48,134	80,352	63,272	9,127	86,319
Compliance fees and expenses	3,927	3,927	3,252	3,585	3,927
Custody fees	1,197	22,550	3,517	4,383	2,075
Professional fees	32,601	46,541	39,080	40,057	34,678
Transfer Agent fees	54,021	66,500	7,500	7,500	7,500
Registration fees	110	—	—	—	—
Reports to Shareholders	10,894	14,225	11,434	11,112	18,053
Trustee fees	31,838	31,838	31,244	31,244	31,244
Other expenses	28,617	31,563	21,787	27,773	19,239
Total Expenses	409,726	628,855	478,851	185,425	624,406
Fees waived and/or reimbursed by the Adviser and/or Affiliates(D)	(232,982)	(237,249)	(302,575)	(131,360)	(190,070)
Net Expenses	176,744	391,606	176,276	54,065	434,336
Net Investment Income (Loss)	754,189	1,302,261	633,380	31,237	(214,600)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(E)(F)	2,002,365	7,536,465	902,098	462,548	(2,636,396)
Net realized gains on futures contracts	—	—	—	—	—
Net realized gains on swap agreements	—	—	—	—	—
Net realized losses on foreign currency transactions	—	(49,116)	(30,687)	(12,642)	—
Net change in unrealized appreciation (depreciation) on investments†	2,599,613	12,351,476	1,069,236	1,108,306	10,255,480
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	5,858	878	(7)	—
Net Realized and Unrealized Gains (Losses) on Investments	4,601,978	19,844,683	1,941,525	1,558,205	7,619,084
Change in Net Assets Resulting from Operations	$5,356,167	$21,146,944	$2,574,905	$1,589,442	$7,404,484
*Net of foreign tax withholding of:	$—	$253,065	$70,230	$15,786	$—
†Includes increase in deferred foreign capital gain tax of:	$—	$—	$—	$71,828	$—
(A)	Represents the period from commencement of operations (March 3, 2025) through December 31, 2025.
(B)	Represents the period from commencement of operations (February 24, 2025) through December 31, 2025.
(C)	Represents the period from commencement of operations (January 2, 2025) through December 31, 2025.
(D)	See Note 4 in Notes to Financial Statements.
(E)	Includes foreign capital gains taxes paid of $1,285 and $15,044 for the Dynamic International ETF and Sands Capital Emerging Markets ex-China Growth ETF, respectively.
(F)	Net realized gains on investments includes realized gains of $2,320,531, $9,044,557, $1,242,339, $418,536, $2,677,931 and $1,425,677 for the Dividend Select ETF, Dynamic International ETF, International Equity ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF and the US Large Cap Focused ETF, respectively, for redemptions-in-kind activity, which will not be recognized by the Funds for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Continued)
Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF

$290,619	$382,166	$3,878	$565,939
7,290,703	11,122,484	9,624,734	—
—	23,601	—	—
7,581,322	11,528,251	9,628,612	565,939

385,277	1,110,833	329,176	337,915
151,262	269,482	243,569	64,395
3,927	3,927	3,927	3,927
32,003	36,410	7,301	1,245
51,338	60,644	56,445	33,526
54,022	54,022	54,022	54,022
14,680	10,945	6,624	315
11,014	15,262	19,315	12,688
31,838	31,838	31,838	31,838
31,619	32,928	27,128	25,158
766,980	1,626,291	779,345	565,029
(325,045)	(636,641)	(322,158)	(299,524)
441,935	989,650	457,187	265,505
7,139,387	10,538,601	9,171,425	300,434

202,216	3,164,133	47,773	1,152,294
—	561,214	—	—
—	59,306	—	—
—	—	—	—
863,655	3,339,600	(120,605)	6,183,129
—	214,292	—	—
—	—	—	—
1,065,871	7,338,545	(72,832)	7,335,423
$8,205,258	$17,877,146	$9,098,593	$7,635,857
$—	$—	$—	$—
$—	$—	$—	$—

Statements of Changes in Net Assets
	Touchstone Dividend Select ETF		Touchstone Dynamic International ETF		Touchstone International Equity ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period Ended December 31, 2025(A)
From Operations
Net investment income (loss)	$754,189	$709,912	$1,302,261	$1,224,281	$633,380
Net realized gains (losses) on investments and foreign currency transactions	2,002,365	3,030,265	7,487,349	2,224,314	871,411
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,599,613	(70,454)	12,357,334	132,078	1,070,114
Change in Net Assets from Operations	5,356,167	3,669,723	21,146,944	3,580,673	2,574,905

Distributions to Shareholders:
Distributed earnings	(742,563)	(707,574)	(1,450,174)	(1,667,858)	(617,148)
Total Distributions	(742,563)	(707,574)	(1,450,174)	(1,667,858)	(617,148)

Share Transactions
Proceeds from Shares issued	5,869,365	13,482,253	40,359,712	27,548,287	110,222,141
Cost of Shares redeemed	(6,636,415)	(13,555,486)	(34,628,305)	(33,303,732)	(9,129,974)
Change in Net Assets from Share Transactions	(767,050)	(73,233)	5,731,407	(5,755,445)	101,092,167

Total Increase (Decrease) in Net Assets	3,846,554	2,888,916	25,428,177	(3,842,630)	103,049,924

Net Assets
Beginning of period	33,928,932	31,040,016	49,429,430	53,272,060	—
End of period	$37,775,486	$33,928,932	$74,857,607	$49,429,430	$103,049,924

Share Transactions
Shares issued	175,000	450,000	1,150,000	950,000	4,300,000
Shares redeemed	(200,000)	(450,000)	(1,000,000)	(1,150,000)	(350,000)
Change in Shares Outstanding	(25,000)	—	150,000	(200,000)	3,950,000
(A)	Represents the period from commencement of operations (March 3, 2025) through December 31, 2025.
(B)	Represents the period from commencement of operations (February 24, 2025) through December 31, 2025.
(C)	Represents the period from commencement of operations (January 2, 2025) through December 31, 2025.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	Touchstone Sands Capital US Select Growth ETF	Touchstone Securitized Income ETF
For the Period Ended December 31, 2025(B)	For the Period Ended December 31, 2025(C)	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

$31,237	$(214,600)	$7,139,387	$4,583,161
449,906	(2,636,396)	202,216	226,630
1,108,299	10,255,480	863,655	258,713
1,589,442	7,404,484	8,205,258	5,068,504

(96,555)	—	(7,379,021)	(4,803,788)
(96,555)	—	(7,379,021)	(4,803,788)

11,624,118	113,410,794	14,389,504	84,238,861
(4,225,645)	(11,725,766)	(1,317,025)	—
7,398,473	101,685,028	13,072,479	84,238,861

8,891,360	109,089,512	13,898,716	84,503,577

—	—	108,806,948	24,303,371
$8,891,360	$109,089,512	$122,705,664	$108,806,948

450,000	4,300,000	550,000	3,250,000
(150,000)	(450,000)	(50,000)	—
300,000	3,850,000	500,000	3,250,000

Statements of Changes in Net Assets (Continued)
	Touchstone Strategic Income ETF		Touchstone Ultra Short Income ETF		Touchstone US Large Cap Focused ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
From Operations
Net investment income	$10,538,601	$5,912,165	$9,171,425	$4,295,424	$300,434	$251,125
Net realized gains on investments, futures contracts and swap agreements	3,784,653	1,004,985	47,773	237,865	1,152,294	4,749,374
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	3,553,892	(1,266,745)	(120,605)	416,758	6,183,129	1,691,900
Change in Net Assets from Operations	17,877,146	5,650,405	9,098,593	4,950,047	7,635,857	6,692,399

Distributions to Shareholders:
Distributed earnings	(14,287,615)	(6,776,875)	(9,265,003)	(4,496,558)	(300,183)	(250,470)
Total Distributions	(14,287,615)	(6,776,875)	(9,265,003)	(4,496,558)	(300,183)	(250,470)

Share Transactions
Proceeds from Shares issued	50,671,156	73,273,013	219,264,430	45,524,588	12,224,016	20,173,367
Cost of Shares redeemed	—	—	(21,512,245)	(6,314,307)	(4,579,975)	(18,440,563)
Change in Net Assets from Share Transactions	50,671,156	73,273,013	197,752,185	39,210,281	7,644,041	1,732,804

Total Increase (Decrease) in Net Assets	54,260,687	72,146,543	197,585,775	39,663,770	14,979,715	8,174,733

Net Assets
Beginning of period	174,668,449	102,521,906	99,960,633	60,296,863	39,916,798	31,742,065
End of period	$228,929,136	$174,668,449	$297,546,408	$99,960,633	$54,896,513	$39,916,798

Share Transactions
Shares issued	1,950,000	2,825,000	8,650,000	1,800,000	325,000	600,000
Shares redeemed	—	—	(850,000)	(250,000)	(125,000)	(550,000)
Change in Shares Outstanding	1,950,000	2,825,000	7,800,000	1,550,000	200,000	50,000
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Dividend Select ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.18	$0.31	$0.49	$(0.18)	$(0.18)	$25.31	1.94%(2)	$26,570	0.67%(3)	1.41%(3)	2.11%(3)	28%(2)(4)
12/31/23	25.31	0.58	2.91	3.49	(0.58)	(0.58)	28.22	14.01	31,040	0.67	1.21	2.22	16(4)
12/31/24	28.22	0.64	2.62	3.26	(0.64)	(0.64)	30.84	11.59	33,929	0.64	1.16	2.11	13(4)
12/31/25	30.84	0.69	4.29	4.98	(0.68)	(0.68)	35.14	16.27	37,775	0.49	1.14	2.09	17(4)
(1)	Represents the period from commencement of operations (August 2, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Dynamic International ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/21(1)	$29.55	$0.46	$1.14	$1.60	$(0.82)	$ (0.93)	$(1.75)	$29.40	5.39%	$5,061	0.24%	0.87%	1.51%	20%
12/31/22(1)	29.40	0.44	(5.23)	(4.79)	(0.71)	(0.62)	(1.33)	23.28	(16.34)	2,987	0.24	0.99	1.75	60
12/31/23(1)(2)	23.28	0.31	3.65	3.96	(0.40)	—	(0.40)	26.84	17.21	53,272	0.40	1.50	2.06	125
12/31/24	26.84	0.65(3)	1.13	1.78	(0.93)	—	(0.93)	27.69	6.60	49,429	0.65	1.19	2.25	77(4)
12/31/25	27.69	0.73(3)	11.02	11.75	(0.75)	—	(0.75)	38.69	42.43	74,858	0.65	1.04	2.16	67(4)
(1)	On December 1, 2023, the Predecessor Fund effected a 0.4524:1 reverse share split. All per share data has been adjusted to reflect the reverse share split.
(2)	Effective December 8, 2023, Class Y shares of the Dynamic Allocation Fund were reorganized into shares of the Fund.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone International Equity ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/25(1)	$25.00	$0.29(2)	$0.96	$1.25	$(0.16)	$(0.16)	$26.09	4.98%(3)	$103,050	0.37%(4)	1.01%(4)	1.33%(4)	13%(3)(5)
(1)	Represents the period from commencement of operations (March 3, 2025) through December 31, 2025.
(2)	The net investment income (loss) per share was based on average shares outstanding for the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Sands Capital Emerging Markets ex-China Growth ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/25(1)	$25.00	$0.10	$4.86	$4.96	$(0.32)	$(0.32)	$29.64	19.85%(2)	$8,891	0.79%(3)	2.71%(3)	0.46%(3)	26%(2)(4)
(1)	Represents the period from commencement of operations (February 24, 2025) through December 31, 2025.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Sands Capital US Select Growth ETF
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/25(1)	$25.00	$(0.06)	$3.39	$3.33	$28.33	13.32%(2)	$109,090	0.67%(3)	0.96%(3)	(0.33)%(3)	109%(2)(4)
(1)	Represents the period from commencement of operations (January 2, 2025) through December 31, 2025.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Securitized Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.73	$0.58	$1.31	$(0.73)	$ —	$(0.73)	$25.58	5.37%(2)	$24,303	0.39%(3)	1.27%(3)	6.45%(3)	11%(2)
12/31/24	25.58	1.53(4)	0.31	1.84	(1.46)	(0.05)	(1.51)	25.91	7.33	108,807	0.39	0.71	5.89	36
12/31/25	25.91	1.65(4)	0.24	1.89	(1.63)	(0.06)	(1.69)	26.11	7.49	122,706	0.39	0.68	6.30	45
(1)	Represents the period from commencement of operations (July 17, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone Strategic Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.48	$(0.50)	$(0.02)	$(0.49)	$ —	$(0.49)	$24.49	(0.03)%(2)	$99,200	0.65%(3)	0.89%(3)	4.51%(3)	47%(2)
12/31/23	24.49	1.30	0.64	1.94	(1.27)	—	(1.27)	25.16	8.14	102,522	0.65	0.87	5.27	120
12/31/24	25.16	1.25(4)	0.25	1.50	(1.20)	(0.15)	(1.35)	25.31	6.09	174,668	0.61	0.87	4.91	107
12/31/25	25.31	1.35(4)	0.97	2.32	(1.32)	(0.44)	(1.76)	25.87	9.34	228,929	0.49	0.81	5.22	208
(1)	Represents the period from commencement of operations (July 21, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
Touchstone Ultra Short Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.35	$(0.14)	$0.21	$(0.34)	$ —	$(0.34)	$24.87	0.87%(2)	$51,080	0.34%(3)	0.75%(3)	3.65%(3)	16%(2)
12/31/23	24.87	1.31	0.26	1.57	(1.36)	—	(1.36)	25.08	6.47	60,297	0.31	0.66	5.28	87
12/31/24	25.08	1.37(4)	0.22	1.59	(1.34)	(0.05)	(1.39)	25.28	6.50	99,961	0.25	0.52	5.41	85
12/31/25	25.28	1.27(4)	(0.01)	1.26	(1.22)	(0.01)	(1.23)	25.31	5.09	297,546	0.25	0.43	5.02	101
(1)	Represents the period from commencement of operations (August 4, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone US Large Cap Focused ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.06	$(0.86)	$(0.80)	$(0.06)	$(0.06)	$24.14	(3.25)%(2)	$24,739	0.69%(3)	1.54%(3)	0.66%(3)	3%(2)(4)
12/31/23	24.14	0.21	6.09	6.30	(0.21)	(0.21)	30.23	26.17	31,742	0.69	1.23	0.79	3(4)
12/31/24	30.23	0.23	6.06	6.29	(0.23)	(0.23)	36.29	20.80	39,917	0.66	1.28	0.69	7(4)
12/31/25	36.29	0.23	5.94	6.17	(0.23)	(0.23)	42.23	17.00	54,897	0.55	1.17	0.62	8(4)
(1)	Represents the period from commencement of operations (July 27, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2025
1. Organization
The Touchstone ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated February 1, 2022. The Trust consists of the following nine funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Dividend Select ETF ("Dividend Select ETF”)
Touchstone Dynamic International ETF ("Dynamic International ETF”)
Touchstone International Equity ETF ("International Equity ETF”)
Touchstone Sands Capital Emerging Markets ex-China Growth ETF ("Sands Capital Emerging Markets ex-China Growth ETF”)
Touchstone Sands Capital US Select Growth ETF ("Sands Capital US Select Growth ETF”)
Touchstone Securitized Income ETF ("Securitized Income ETF”)
Touchstone Strategic Income ETF ("Strategic Income ETF”)
Touchstone Ultra Short Income ETF ("Ultra Short Income ETF”)
Touchstone US Large Cap Focused ETF ("US Large Cap Focused ETF”)
Each Fund is diversified, with the exception of the Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF and US Large Cap Focused ETF, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are actively managed exchange-traded funds (“ETFs”). Shares of Dividend Select ETF (ticker: DVND), International Equity ETF (ticker: TLCI), Securitized Income ETF (ticker: TSEC), and Strategic Income ETF (ticker: SIO) are listed for trading on NYSE Arca, Inc., shares of the Dynamic International ETF (ticker: TDI) and Sands Capital US Select Growth ETF (ticker: TSEL) are listed for trading on The Nasdaq Stock Market LLC and shares of Sands Capital Emerging Markets ex-China Growth ETF (ticker: TEMX), Ultra Short Income ETF (ticker: TUSI) and the US Large Cap Focused ETF (ticker: LCF) are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of each Fund may be different from a Fund's most recent net asset value (“NAV”) per share. ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has entered into an “Authorized Participant Agreement” with the Funds' distributor and the transfer agent to purchase aggregations of a specific number of shares (“Creation Units”) through a dealer that has entered into such an agreement (“Authorized Participants”). Also, unlike shares of a mutual fund, shares of the Funds are listed on an exchange and trade in the secondary market at market prices that change throughout the day.
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2025, for each Fund’s investments, is included in each Fund's Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the year ended December 31, 2025.

Notes to Financial Statements (Continued)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Securitized Income ETF, Strategic Income ETF and Ultra Short Income ETF may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other

Notes to Financial Statements (Continued)
investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Strategic Income ETF may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Securitized Income ETF and Strategic Income ETF may enter into swap transactions to help enhance the value of their portfolios or manage their exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.

Notes to Financial Statements (Continued)
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Securitized Income ETF and Strategic Income ETF may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do  not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2025, the Funds did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Continued)
The following table sets forth the effect of the Strategic Income ETF's derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended December 31, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income ETF	Futures - Interest Rate Contracts(1)	$561,214	$214,292
	Swap Agreements - Credit Contracts(2)	59,306	—
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains on swap agreements.
For the year ended December 31, 2025, the average quarterly balances of outstanding derivative financial instruments for the Strategic Income ETF was as follows:
Strategic Income ETF
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$1,267,000
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	38,703,777
Futures Contracts (short) - Notional Value	5,170,666
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Income ETF. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Dynamic International ETF	Common Stocks	$556,335	$585,955	$29,620
Strategic Income ETF	Corporate Bonds	1,994,721	2,062,539	67,818
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is

Notes to Financial Statements (Continued)
entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by the number of outstanding shares.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic International ETF, International Equity ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF and US Large Cap Focused ETF declare and distribute their income, if any, annually, as a dividend to shareholders. The Dividend Select ETF declares and distributes its income, if any, quarterly, as a dividend to shareholders. The Securitized Income ETF, Strategic Income ETF and the Ultra Short Income ETF declare and distribute their income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Income Taxes —The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or the results of its operations. No additional disclosures were required as the amounts subject to the new disclosure requirements were not material to the Funds.

Notes to Financial Statements (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended December 31, 2025:
	Dividend Select ETF(1)	Dynamic International ETF(1)	International Equity ETF(1)	Sands Capital Emerging Markets ex-China Growth ETF(1)
Purchases of investment securities	$5,754,014	$41,838,037	$16,008,409	$8,890,609
Proceeds from sales and maturities	$6,009,256	$39,135,597	$6,856,479	$1,989,748
	Sands Capital US Select Growth ETF(1)	Securitized Income ETF	Strategic Income ETF	Ultra Short Income ETF	US Large Cap Focused ETF(1)
Purchases of investment securities	$33,050,853	$61,106,204	$111,375,253	$277,347,321	$3,955,506
Proceeds from sales and maturities	$29,844,370	$48,059,609	$68,294,005	$143,792,989	$3,954,129
(1)	The Dividend Select ETF, the Dynamic International ETF, the International Equity ETF, the Sands Capital Emerging Markets ex-China Growth ETF, the Sands Capital US Select Growth ETF and US Large Cap Focused ETF had subscriptions-in-kind into the Fund of $5,634,496, $28,725,596, $99,732,139, $1,256,712, $105,776,037 and $11,828,092, respectively, which are excluded from purchases of investment securities. The Dividend Select ETF, the Dynamic International ETF, the International Equity ETF, the Sands Capital Emerging Markets ex-China Growth ETF, the Sands Capital US Select Growth ETF and the US Large Cap Focused ETF had redemptions-in-kind out of the Fund of $6,423,064, $28,488,913, $8,731,833, $1,273,785, $11,327,661 and $4,425,484, respectively, which are excluded from the proceeds from sales and maturities.
For the year ended December 31, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $402,065 and $287, respectively, for the Securitized Income ETF and $342,490,266 and $340,400,435, respectively, for Strategic Income ETF. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the year ended December 31, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator, custodian and transfer agent to the Funds. Such officers receive no compensation from the Trust. The Adviser is a wholly-owned subsidiary of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $284,760 for the Funds’ Board for the year ended December 31, 2025.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Dividend Select ETF	0.55% on the first $1 billion
0.50% on assets over $1 billion
Dynamic International ETF	0.55% on the first $500 million
0.50% on assets over $500 million
International Equity ETF	0.625% on the first $500 million
0.60% on assets over $500 million
Sands Capital Emerging Markets ex-China Growth ETF	0.74% on the first $200 million
0.71% on the next $1.3 billion
0.69% on assets over $1.5 billion
Sands Capital US Select Growth ETF	0.65% on the first $1 billion
0.60% on the next $1 billion

Notes to Financial Statements (Continued)
0.55% on the next $2 billion
0.52% on assets over $4 billion
Securitized Income ETF	0.34% on the first $500 million
0.30% on assets over $500 million
Strategic Income ETF	0.55% on the first $250 million
0.50% on the next $250 million
0.45% on assets over $500 million
Ultra Short Income ETF	0.18% on the first $500 million
0.16% on assets over $500 million
US Large Cap Focused ETF	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on assets over $2 billion
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Fort Washington Investment Advisors, Inc.*	London Company of Virginia, LLC d/b/a The London Company
Dividend Select ETF	International Equity ETF
Securitized Income ETF	Los Angeles Capital Management LLC
Strategic Income ETF	Dynamic International ETF
Ultra Short Income ETF	Sands Capital Management, LLC
US Large Cap Focused ETF	Sands Capital Emerging Markets ex-China Growth ETF
Sands Capital US Select Growth ETF
*Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
		Termination Date
Dividend Select ETF	0.49%	April 29, 2026
Dynamic International ETF	0.65%	April 29, 2026
International Equity ETF	0.37%	April 29, 2026
Sands Capital Emerging Markets ex-China Growth ETF	0.79%	April 29, 2026
Sands Capital US Select Growth ETF	0.67%	April 29, 2026
Securitized Income ETF	0.39%	April 29, 2026
Strategic Income ETF	0.49%	April 29, 2026
Ultra Short Income ETF	0.25%	April 29, 2026
US Large Cap Focused ETF	0.55%	April 29, 2026
The Expense Limitation Agreement can be terminated with respect to each Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.
During the year ended December 31, 2025, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Dividend Select ETF	$22,840	$48,134	$162,008	$232,982
Dynamic International ETF	—	80,352	156,897	237,249
International Equity ETF	150,584	63,272	88,719	302,575
Sands Capital Emerging Markets ex-China Growth ETF	1,131	9,127	121,102	131,360

Notes to Financial Statements (Continued)
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Sands Capital US Select Growth ETF	$—	$86,319	$103,751	$190,070
Securitized Income ETF	—	151,262	173,783	325,045
Strategic Income ETF	157,593	269,482	209,566	636,641
Ultra Short Income ETF	—	243,569	78,589	322,158
US Large Cap Focused ETF	73,655	64,395	161,474	299,524
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of December 31, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Expires on or before December 31, 2028	Total
Dividend Select ETF	$152,548	$175,860	$232,982	$561,390
Dynamic International ETF	14,033	293,104	237,249	544,386
International Equity ETF	—	—	302,575	302,575
Sands Capital Emerging Markets ex-China Growth ETF	—	—	131,360	131,360
Sands Capital US Select Growth ETF	—	—	190,070	190,070
Securitized Income ETF	91,018	251,272	325,045	667,335
Strategic Income ETF	217,774	308,710	636,641	1,163,125
Ultra Short Income ETF	184,378	217,127	322,158	723,663
US Large Cap Focused ETF	153,154	225,651	299,524	678,329
The Adviser did not recoup any amounts it previously waived or reimbursed during the year ended December 31, 2025.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon provides the Trust with transfer agency services, which include Creation Unit order processing. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.
CUSTODIAN AGREEMENT
As custodian, BNY Mellon is responsible for custody of each Fund’s assets.

Notes to Financial Statements (Continued)
SECURITIES LENDING AGREEMENT
As securities lending agent, BNY Mellon administers the securities lending program for the Funds. BNY Mellon lends certain securities, which are held in custody accounts maintained with BNY Mellon, to borrowers that have been approved by the Funds.
PLANS OF DISTRIBUTION
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The plan allows each Fund to pay distribution fees up to a maximum of 0.25% of average daily net assets. No such fee is currently incurred and paid by the Funds. The Funds will not incur and pay distribution fees until such time as approved by the Fund's Board.
DISTRIBUTOR
Foreside Fund Services, LLC (the “Distributor”) serves as the principal distributor of the Fund’s shares. The Adviser has agreed to compensate the Distributor for distribution-related services.
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended December 31, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Fund Share Transactions
Shares of each Fund are issued and redeemed only in Creation Units. Investors may acquire shares and shareholders may tender their shares for redemption only in Creation Units. The number of shares of a Fund that constitute a Creation Unit is as follows: 25,000 for the Dividend Select ETF, International Equity ETF, Sands Capital Emerging Markets ex-China Growth ETF, Sands Capital US Select Growth ETF, Strategic Income ETF and US Large Cap Focused ETF and 50,000 for the Dynamic International ETF, Securitized Income ETF and Ultra Short Income ETF. Each Fund generally offers and issues shares either in exchange for (i) a basket of securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.
6. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended December 31, 2025, the Funds did not utilize Interfund Lending.
7. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

Notes to Financial Statements (Continued)
The tax character of distributions paid for the year ended December 31, 2025 and December 31, 2024 were as follows:
	Dividend Select ETF		Dynamic International ETF		International Equity ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025
From ordinary income	$742,563	$707,574	$1,450,174	$1,667,858	$617,148
From long-term capital gains	—	—	—	—	—
Total distributions	$742,563	$707,574	$1,450,174	$1,667,858	$617,148
	Sands Capital Emerging Markets ex-China Growth ETF	Sands Capital US Select Growth ETF	Securitized Income ETF
	Period Ended December 31, 2025	Period Ended December 31, 2025	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$96,555	$—	$7,201,172	$4,625,010
From long-term capital gains	—	—	177,849	178,778
Total distributions	$96,555	$—	$7,379,021	$4,803,788
	Strategic Income ETF		Ultra Short Income ETF		US Large Cap Focused ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
From ordinary income	$13,481,920	$6,435,061	$9,168,753	$4,458,057	$300,183	$250,470
From long-term capital gains	805,695	341,814	96,250	38,501	—	—
Total distributions	$14,287,615	$6,776,875	$9,265,003	$4,496,558	$300,183	$250,470
The following information is computed on a tax basis for each item as of December 31, 2025:
	Dividend Select ETF	Dynamic International ETF	International Equity ETF
Tax cost of portfolio investments	$32,998,938	$60,455,333	$101,705,862
Gross unrealized appreciation on investments	6,514,762	16,177,939	6,985,201
Gross unrealized depreciation on investments	(1,697,524)	(1,681,183)	(5,915,964)
Net unrealized appreciation (depreciation) on investments	4,817,238	14,496,756	1,069,237
Gross unrealized appreciation on foreign currency transactions	—	4,254	878
Net unrealized appreciation (depreciation) on foreign currency transactions	—	4,254	878
Capital loss carryforwards	(1,313,031)	(5,082,729)	(340,241)
Qualified late year losses	—	—	(10,572)
Undistributed ordinary income	6,912	—	—
Accumulated earnings (deficit)	$3,511,119	$9,418,281	$719,302
	Sands Capital Emerging Markets ex-China Growth ETF	Sands Capital US Select Growth ETF	Securitized Income ETF
Tax cost of portfolio investments	$7,882,475	$99,102,352	$120,379,041
Gross unrealized appreciation on investments	1,506,835	12,790,419	2,789,940
Gross unrealized depreciation on investments	(379,494)	(2,696,222)	(1,142,888)
Net unrealized appreciation (depreciation) on investments	1,127,341	10,094,197	1,647,052
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	(71,834)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	(71,834)	—	—
Capital loss carryforwards	—	(5,127,966)	—
Undistributed ordinary income	18,844	—	—
Accumulated earnings (deficit)	$1,074,351	$4,966,231	$1,647,052

Notes to Financial Statements (Continued)
	Strategic Income ETF	Ultra Short Income ETF	US Large Cap Focused ETF
Tax cost of portfolio investments	$225,268,422	$297,651,310	$43,768,039
Gross unrealized appreciation on investments	5,478,582	729,284	12,481,330
Gross unrealized depreciation on investments	(2,096,588)	(274,940)	(1,285,163)
Net unrealized appreciation (depreciation) on investments	3,381,994	454,344	11,196,167
Capital loss carryforwards	—	—	(754,007)
Qualified late year losses	(111,084)	—	—
Undistributed ordinary income	128,696	59	906
Undistributed capital gains	—	2,822	—
Other temporary differences	(372,293)	—	—
Accumulated earnings (deficit)	$3,027,313	$457,225	$10,443,066
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, Real Estate Investment Trust adjustments, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Dividend Select ETF	$ 388,413	$ 924,618	$ 1,313,031
Dynamic International ETF	3,651,903	1,430,826	5,082,729
International Equity ETF	340,241	—	340,241
Sands Capital US Select Growth ETF	5,127,966	—	5,127,966
US Large Cap Focused ETF	351,075	402,932	754,007
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2025, the following Funds elected to defer the following losses:
Fund	Realized Capital Losses	Ordinary Losses	Total
International Equity ETF	$ —	$ 10,572	$ 10,572
Strategic Income ETF	111,084	—	111,084
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax treatment of net operating losses, in-kind distributions for shareholder redemptions and taxable overdistribution have been made to the following Funds for the year ended December 31, 2025.
Fund	Paid-In Capital	Distributable Earnings
Dividend Select ETF	$ 2,307,940	$ (2,307,940)
Dynamic International ETF	8,899,766	(8,899,766)
International Equity ETF	1,238,455	(1,238,455)
Sands Capital Emerging Markets ex-China Growth ETF	418,536	(418,536)
Sands Capital US Select Growth ETF	2,438,253	(2,438,253)
Securitized Income ETF	(19,329)	19,329

Notes to Financial Statements (Continued)
Fund	Paid-In Capital	Distributable Earnings
US Large Cap Focused ETF	$1,420,407	$(1,420,407)
8. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
9. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The

Notes to Financial Statements (Continued)
impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Touchstone ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone ETF Trust (the “Trust”) (comprising Touchstone Dividend Select ETF, Touchstone Dynamic International ETF, Touchstone International Equity ETF, Touchstone Sands Capital Emerging Markets ex-China Growth ETF, Touchstone Sands Capital US Select Growth ETF, Touchstone Securitized Income ETF, Touchstone Strategic Income ETF, Touchstone Ultra Short Income ETF, and Touchstone US Large Cap Focused ETF (collectively referred to as the “Funds”)), including the portfolios of investments, as of December 31, 2025, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Touchstone ETF Trust at December 31, 2025, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Touchstone ETF Trust	Statement of Operations	Statements of changes in net assets	Financial Highlights
Touchstone Dividend Select ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and the period from August 2, 2022 (commencement of operations) through December 31, 2022
Touchstone Dynamic International ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
Touchstone International Equity ETF	For the period from March 3, 2025 (commencement of operations) through December 31, 2025
Touchstone Sands Capital Emerging Markets ex-China Growth ETF	For the period from February 24, 2025 (commencement of operations) through December 31, 2025
Touchstone Sands Capital US Select Growth ETF	For the period from January 2, 2025 (commencement of operations) through December 31, 2025
Touchstone Securitized Income ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the two years in the period ended December 31, 2025 and the period from July 17, 2023 (commencement of operations) through December 31, 2023
Touchstone Strategic Income ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and the period from July 21, 2022 (commencement of operations) through December 31, 2022
Touchstone Ultra Short Income ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and the period from August 4, 2022 (commencement of operations) through December 31, 2022
Touchstone US Large Cap Focused ETF	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025 and the period from July 27, 2022 (commencement of operations) through December 31, 2022

Report of Independent Registered Public Accounting Firm (Continued)
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
February 13, 2026

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended December 31, 2025 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Dividend Select ETF	100.00%
Dynamic International ETF	67.03%
International Equity ETF	100.00%
Sands Capital Emerging Markets ex-China Growth ETF	43.50%
Strategic Income ETF	0.66%
US Large Cap Focused ETF	100.00%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended December 31, 2025 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Dividend Select ETF	100.00%
Dynamic International ETF	1.26%
International Equity ETF	16.49%
Strategic Income ETF	0.64%
US Large Cap Focused ETF	100.00%
For the fiscal year ended December 31, 2025, the Funds designated long-term capital gains as follows:
Securitized Income ETF	$ 177,849
Strategic Income ETF	$ 805,695
Ultra Short Income ETF	$ 96,250
Foreign Tax Income & Foreign Tax Credit
Each of the Dynamic International ETF, International Equity ETF and Sands Capital Emerging Markets ex-China Growth ETF intend to pass through a foreign tax credit to its shareholders. For the fiscal year ended December 31, 2025, the total amount of foreign source income is $1,260,381, $548,316 and $45,702 or $0.65, $0.14 and $0.15 per share, respectively. The total amount of foreign taxes to be paid is $215,639, $62,563 and $13,116 or $0.11, $0.02 and $0.04 per share, respectively. Shareholders’ allocable share of the foreign tax credit will be reported on Form 1099 Div.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.833.368.7383.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 20, 2025, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone ETF Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser, except with respect to Touchstone International Equity

Other Items (Unaudited) (Continued)
ETF, Touchstone Sands Capital Emerging Markets ex-China Growth ETF and Touchstone Sands Capital US Select Growth ETF, each of which is in its initial two-year period.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the one that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues. The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund. The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the affiliated Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after-tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Other Items (Unaudited) (Continued)
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Dividend Select ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2025 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Dynamic International ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2025 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Securitized Income ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2025 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Strategic Income ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and at the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and thirty-six-month periods ended September 30, 2025 was in the 2nd quintile of its peer group, while the Fund’s performance for the twelve-month period ended September 30, 2025 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Ultra Short Income ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2025 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone US Large Cap Focused ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-,

Other Items (Unaudited) (Continued)
twelve- and thirty-six-month periods ended September 30, 2025 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Adviser to certain of the Funds with the Adviser, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds. In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund. The Board noted that the Sub-Adviser to each of Touchstone Dividend Select ETF, Touchstone Strategic Income ETF, Touchstone Ultra Short Income ETF and Touchstone US Large Cap Focused ETF had waived a portion of its sub-advisory fees in an effort to maintain the respective Fund’s expense limitation. The Board also compared the sub-advisory fees paid by the Adviser to fees charged by each Sub-Adviser to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser. The Board also noted that the Adviser had negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers

Other Items (Unaudited) (Continued)
at arm’s length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Dividend Select ETF. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Dynamic International ETF. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Securitized Income ETF. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Strategic Income ETF. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ultra Short Income ETF. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone US Large Cap Focused ETF. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser. The Board was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund’s sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

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Touchstone Investments
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
The Bank of New York Mellon
6023 Airport Road
Oriskany, New York 13424
Shareholder Service
1.833.368.7383
* A Member of Western & Southern Financial Group
ETF-ETFT-AR-NCSR-2512

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone ETF Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 3/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 3/2/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date: 3/2/2026